UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2010

This Form N-Q pertains only to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Fund

1/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Bonds – 98.0%
Aerospace – 0.8%
Bombardier, Inc., 6.3%, 2014 (n)	$9,225,000	$9,271,125
Airlines – 1.5%
Continental Airlines, Inc., 7.25%, 2019	$4,310,000	$4,396,200
Delta Air Lines, Inc., 7.57%, 2012	6,955,000	7,076,712
Delta Air Lines, Inc., 7.75%, 2019	5,846,000	6,152,915

		$17,625,827

Asset Backed & Securitized – 6.4%
Anthracite Ltd., CDO, FRN, “A”, 0.591%, 2019 (z)	$3,557,560	$2,454,716
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (z)	2,150,000	177,375
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.831%, 2040 (z)	2,353,404	1,000,667
BlackRock Capital Finance LP, 7.75%, 2024 (n)	491,276	71,235
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	2,093,818	2,114,756
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	1,217,949	1,260,475
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,851,426	3,465,547
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	1,981,608
Commercial Mortgage Acceptance Corp., FRN, 1.793%, 2030 (i)	10,769,614	627,093
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	2,990,290	2,698,427
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	3,415,000	3,000,668
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,804,213	4,516,428
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,675,000	2,728,943
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	2,733,000	964,022
Falcon Franchise Loan LLC, FRN, 3.67%, 2025 (i)(z)	12,542,632	876,730
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	1,873,857	1,973,098
GE Commercial Mortgage Corp., FRN, 5.337%, 2044	2,710,000	2,294,644
GMAC LLC, FRN, 6.02%, 2033 (z)	4,140,000	3,893,984
GMAC LLC, FRN, 7.658%, 2034 (n)	3,212,000	2,781,219
Greenwich Capital Commercial Funding Corp., FRN, 5.883%, 2038	2,125,000	1,764,624
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	7,161,947	6,371,289
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.35%, 2042 (n)	4,734,928	1,533,899
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	3,070,000	2,881,625
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	1,467,768	1,340,403
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	3,000,000	3,000,723
KKR Financial CLO Ltd., “C”, CDO, FRN, 1.722%, 2021 (n)(p)	3,791,226	2,445,340
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.002%, 2030 (i)	9,885,577	298,611
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	1,561,000	377,267
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	3,070,000	2,648,769
Morgan Stanley Capital I, Inc., 5.72%, 2032	233,490	238,056
Morgan Stanley Capital I, Inc., FRN, 0.905%, 2030 (i)(n)	21,002,927	777,925
Mortgage Capital Funding, Inc., FRN, 1.975%, 2031 (i)	732,383	279
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	5,790,000	5,756,541
Prudential Securities Secured Financing Corp., FRN, 7.3%, 2013 (z)	3,468,000	3,099,660
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,433,077	2,044,076

		$73,460,722

Automotive – 0.3%
Ford Motor Credit Co. LLC, 9.75%, 2010	$3,470,000	$3,580,277

Broadcasting – 1.4%
Inmarsat Finance PLC, 7.375%, 2017 (n)	$6,896,000	$7,077,020
News America, Inc., 8.5%, 2025	4,931,000	5,972,018
WPP Finance, 8%, 2014	2,744,000	3,145,310

		$16,194,348

Brokerage & Asset Managers – 0.8%
BlackRock, Inc., 5%, 2019	$4,450,000	$4,453,511
Santander UK PLC, 4.15%, 2014	5,138,000	5,161,434

		$9,614,945

1

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.5%
Hanson PLC, 7.875%, 2010	$3,170,000	$3,256,272
Odebrecht Finance Ltd., 7%, 2020 (n)	2,863,000	2,884,473

		$6,140,745

Cable TV – 3.3%
Cox Communications, Inc., 4.625%, 2013	$6,087,000	$6,455,592
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	1,873,748
DIRECTV Holdings LLC, 7.625%, 2016	7,000,000	7,665,000
DIRECTV Holdings LLC, 5.875%, 2019 (n)	3,310,000	3,462,631
TCI Communications, Inc., 9.8%, 2012	3,539,000	4,030,730
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	7,408,352
Time Warner Cable, Inc., 5%, 2020	5,300,000	5,174,226
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,106,141

		$38,176,420

Chemicals – 1.7%
Ashland, Inc., 9.125%, 2017 (n)	$4,710,000	$5,133,900
Dow Chemical Co., 8.55%, 2019	4,000,000	4,783,680
Dow Chemical Co., 9.4%, 2039	3,028,000	3,993,018
Nalco Co., 8.25%, 2017 (n)	5,717,000	6,060,020

		$19,970,618

Computer Software – 0.8%
Adobe Systems, Inc., 4.75%, 2020	$2,000,000	$1,995,270
Seagate Technology HDD Holdings, 6.375%, 2011	7,013,000	7,240,923

		$9,236,193

Conglomerates – 0.5%
American Standard Cos., Inc., 7.625%, 2010	$1,955,000	$1,958,462
Kennametal, Inc., 7.2%, 2012	3,091,000	3,258,693

		$5,217,155

Construction – 0.5%
D.R. Horton, Inc., 7.875%, 2011	$4,993,000	$5,230,167

Consumer Products – 0.8%
Fortune Brands, Inc., 5.125%, 2011	$2,690,000	$2,782,068
Hasbro, Inc., 6.125%, 2014	2,740,000	3,005,339
Newell Rubbermaid, Inc., 5.5%, 2013	2,925,000	3,095,756

		$8,883,163

Consumer Services – 1.1%
Corrections Corp. of America, 7.75%, 2017	$6,900,000	$7,089,750
Service Corp. International, 7.375%, 2014	5,360,000	5,413,600

		$12,503,350

Containers – 0.9%
Crown Americas LLC, 7.625%, 2017 (n)	$6,044,000	$6,195,100
Owens-Illinois, Inc., 7.375%, 2016	4,150,000	4,316,000

		$10,511,100

Defense Electronics – 1.8%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$4,695,000	$5,167,500
L-3 Communications Corp., 6.375%, 2015	15,561,000	15,755,513

		$20,923,013

Electronics – 1.3%
Flextronics International Ltd., 6.25%, 2014	$4,900,000	$4,863,250
Tyco Electronics Group S.A., 6.55%, 2017	2,450,000	2,663,209
Tyco Electronics Group S.A., 7.125%, 2037	6,818,000	7,475,071

		$15,001,530

2

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 2.4%
BNDES Participacoes S.A., 6.5%, 2019 (n)	$2,560,000	$2,668,800
ELETROBRAS S.A., 6.875%, 2019 (n)	173,000	180,352
Export-Import Bank of Korea, 5.875%, 2015	895,000	960,986
Gaz Capital S.A., 8.125%, 2014 (n)	4,161,000	4,519,886
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	843,000	916,762
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,575,000	3,173,688
Majapahit Holding B.V., 7.75%, 2020 (n)	3,900,000	4,036,500
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,990,425
Petroleos Mexicanos, 6%, 2020 (z)	3,477,000	3,434,859
Qtel International Finance Ltd., 7.875%, 2019 (n)	2,503,000	2,846,642
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	2,995,000	3,279,624

		$28,008,524

Emerging Market Sovereign – 1.4%
Republic of Croatia, 6.75%, 2019 (n)	$3,588,000	$3,800,693
Republic of Peru, 7.125%, 2019	448,000	506,240
Republic of Uruguay, 8%, 2022	1,981,000	2,265,274
Republic of Uruguay, 6.875%, 2025	1,775,000	1,854,875
State of Qatar, 4%, 2015 (n)	3,816,000	3,820,770
State of Qatar, 5.25%, 2020 (n)	3,802,000	3,816,258

		$16,064,110

Energy - Independent – 3.5%
Anadarko Petroleum Corp., 6.45%, 2036	$1,800,000	$1,850,987
Newfield Exploration Co., 6.625%, 2016	6,900,000	6,900,000
Nexen, Inc., 6.4%, 2037	4,228,000	4,255,820
Nexen, Inc., 7.5%, 2039	1,060,000	1,201,707
Pioneer Natural Resources Co., 6.65%, 2017	6,900,000	6,781,210
Pioneer Natural Resources Co., 7.5%, 2020	3,237,000	3,286,834
Questar Market Resources, Inc., 6.8%, 2020	4,148,000	4,604,799
Southwestern Energy Co., 7.5%, 2018	5,699,000	6,069,435
Talisman Energy, Inc., 7.75%, 2019	4,240,000	5,017,230

		$39,968,022

Energy - Integrated – 0.8%
Hess Corp., 8.125%, 2019	$3,210,000	$3,916,229
TNK-BP Finance S.A., 6.25%, 2015 (z)	1,145,000	1,139,592
TNK-BP Finance S.A., 7.25%, 2020 (z)	3,944,000	3,908,504

		$8,964,325

Financial Institutions – 1.2%
General Electric Capital Corp., 3.75%, 2014	$2,587,000	$2,582,418
General Electric Capital Corp., 5.5%, 2020	2,500,000	2,475,860
GMAC, Inc., 7.25%, 2011	3,680,000	3,707,600
International Lease Finance Corp., 6.375%, 2013	2,809,000	2,362,479
International Lease Finance Corp., 5.875%, 2013	3,891,000	3,274,899

		$14,403,256

Food & Beverages – 3.9%
Anheuser-Busch Cos., Inc., 7.2%, 2014 (n)	$1,720,000	$1,966,940
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	4,630,000	5,491,712
Anheuser-Busch Cos., Inc., 5.375%, 2020 (n)	4,000,000	4,102,552
BFF International Ltd., 7.25%, 2020 (z)	429,000	424,174
Del Monte Foods Co., 7.5%, 2019 (n)	5,940,000	6,103,350
Diageo Capital PLC, 5.5%, 2016	3,159,000	3,484,232
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	4,738,000	5,386,324
Kraft Foods, Inc., 6.125%, 2018	4,190,000	4,502,649
Miller Brewing Co., 5.5%, 2013 (n)	7,185,000	7,744,510

3

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Tyson Foods, Inc., 7.85%, 2016	$6,160,000	$6,468,000

		$45,674,443

Food & Drug Stores – 0.2%
CVS Caremark Corp., 5.75%, 2017	$2,008,000	$2,141,289

Forest & Paper Products – 0.5%
Georgia-Pacific Corp., 7.125%, 2017 (n)	$6,000,000	$6,150,000

Gaming & Lodging – 1.2%
Royal Caribbean Cruises Ltd., 8%, 2010	$4,190,000	$4,231,900
Wyndham Worldwide Corp., 6%, 2016	9,520,000	9,217,740

		$13,449,640

Insurance – 1.9%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$4,906,000	$3,860,286
Metropolitan Life Global Funding, 5.125%, 2014 (n)	2,700,000	2,892,621
Principal Financial Group, Inc., 7.875%, 2014	200,000	228,917
Prudential Financial, Inc., 4.75%, 2015	4,369,000	4,558,912
Prudential Financial, Inc., 6%, 2017	1,075,000	1,141,133
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	9,347,206

		$22,029,075

Insurance - Health – 0.7%
Humana, Inc., 7.2%, 2018	$5,489,000	$5,969,447
WellPoint, Inc., 6.8%, 2012	2,169,000	2,414,537

		$8,383,984

Insurance - Property & Casualty – 1.1%
AXIS Capital Holdings Ltd., 5.75%, 2014	$5,545,000	$5,828,144
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,764,480
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (z)	1,048,000	943,200
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	4,913,000	4,372,570

		$12,908,394

International Market Quasi-Sovereign – 0.2%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$2,587,000	$2,623,663

Machinery & Tools – 0.4%
Case New Holland, Inc., 7.75%, 2013 (n)	$4,374,000	$4,494,285

Major Banks – 10.1%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$2,000,000	$1,420,000
Banco Santander Chile, 2.875%, 2012 (n)	3,000,000	3,024,393
Bank of America Corp., 5.65%, 2018	4,060,000	4,098,156
Bank of America Corp., 5.49%, 2019	2,815,000	2,719,476
Bank of America Corp., 7.625%, 2019	2,800,000	3,203,570
Bank of America Corp., 8% to 2018, FRN to 2049	3,200,000	3,038,240
Barclays Bank PLC, 5.125%, 2020	5,470,000	5,406,132
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)	6,318,000	6,065,280
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	4,300,000	4,149,500
Commonwealth Bank of Australia, 5%, 2019 (n)	1,530,000	1,546,418
Credit Suisse (USA), Inc., 6%, 2018	1,320,000	1,393,626
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	7,970,077
Goldman Sachs Group, Inc., 7.5%, 2019	3,460,000	4,010,413
JPMorgan Chase & Co., 6%, 2017	5,750,000	6,170,175
JPMorgan Chase Capital XXVII, 7%, 2039	6,040,000	6,246,568
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,667,644
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,347,332
Morgan Stanley, 5.75%, 2016	5,924,000	6,265,791
Morgan Stanley, 6.625%, 2018	5,114,000	5,591,914

4

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 7.3%, 2019	$3,930,000	$4,439,583
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	3,896,000	3,771,028
PNC Funding Corp., 5.625%, 2017	7,355,000	7,687,512
Santander UK PLC, 3.875%, 2014 (n)	2,587,000	2,622,574
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	5,204,000	5,151,960
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	3,760,000	3,898,673
Wachovia Corp., 6.605%, 2025	7,936,000	7,765,122
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	2,157,000	2,178,570

		$116,849,727

Medical & Health Technology & Services – 3.3%
CareFusion Corp., 6.375%, 2019 (n)	$1,590,000	$1,748,609
DaVita, Inc., 7.25%, 2015	5,600,000	5,607,000
Fisher Scientific International, Inc., 6.125%, 2015	9,060,000	9,479,025
HCA, Inc., 8.75%, 2010	7,607,000	7,759,140
Hospira, Inc., 5.55%, 2012	1,390,000	1,492,583
Hospira, Inc., 6.05%, 2017	5,030,000	5,443,924
McKesson Corp., 5.7%, 2017	5,010,000	5,379,307
McKesson Corp., 7.5%, 2019	920,000	1,105,563

		$38,015,151

Metals & Mining – 3.9%
ArcelorMittal, 6.125%, 2018	$3,250,000	$3,381,979
BHP Billiton Finance Ltd., 5.5%, 2014	100,000	110,172
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	9,620,000	10,413,650
Gerdau Holdings, Inc., 7%, 2020 (n)	4,180,000	4,200,900
International Steel Group, Inc., 6.5%, 2014	6,119,000	6,677,408
Peabody Energy Corp., 5.875%, 2016	3,500,000	3,430,000
Peabody Energy Corp., 7.375%, 2016	4,290,000	4,558,125
Peabody Energy Corp., “B”, 6.875%, 2013	4,150,000	4,207,063
Rio Tinto Finance USA Ltd., 5.875%, 2013	3,820,000	4,165,679
Vale Overseas Ltd., 6.875%, 2039	4,094,000	4,180,514

		$45,325,490

Mortgage Backed – 0.6%
Fannie Mae, 7.5%, 2030 - 2031	$1,442,945	$1,635,158
Fannie Mae, 6.5%, 2032	1,578,722	1,721,505
Freddie Mac, 6%, 2021 - 2034	2,811,169	3,035,308
Freddie Mac, 5%, 2025	647,342	656,730

		$7,048,701

Natural Gas - Distribution – 0.7%
EQT Corp., 8.125%, 2019	$7,020,000	$8,458,714

Natural Gas - Pipeline – 3.7%
CenterPoint Energy, Inc., 7.875%, 2013	$8,438,000	$9,677,770
Energy Transfer Partners LP, 8.5%, 2014	1,276,000	1,498,009
Energy Transfer Partners LP, 9.7%, 2019	3,520,000	4,478,429
Enterprise Products Operating LP, 5.65%, 2013	2,434,000	2,626,636
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	3,955,466
Kinder Morgan Energy Partners, 6.85%, 2020	1,303,000	1,481,416
Kinder Morgan Energy Partners, 6.5%, 2039	1,000,000	1,041,776
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,753,400
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	4,079,849
Spectra Energy Capital LLC, 8%, 2019	5,750,000	6,930,705
Williams Cos., Inc., 7.125%, 2011	4,325,000	4,735,875

		$43,259,331

Network & Telecom – 2.9%
AT&T, Inc., 5.1%, 2014	$3,904,000	$4,244,686

5

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
CenturyTel, Inc., 7.6%, 2039	$5,040,000	$5,279,828
Qwest Corp., 7.875%, 2011	6,990,000	7,322,025
Qwest Corp., 8.375%, 2016	494,000	540,930
Telemar Norte Leste S.A., 9.5%, 2019 (n)	2,327,000	2,769,130
Verizon New York, Inc., 6.875%, 2012	6,786,000	7,460,793
Windstream Corp., 8.625%, 2016	6,000,000	6,157,500

		$33,774,892

Oil Services – 0.3%
Smith International, Inc., 9.75%, 2019	$2,810,000	$3,678,282

Other Banks & Diversified Financials – 5.8%
American Express Centurion Bank, 5.55%, 2012	$3,943,000	$4,246,895
American Express Co., 8.125%, 2019	1,435,000	1,735,482
Banco Bradesco S.A., 6.75%, 2019 (n)	4,713,000	4,771,912
Capital One Financial Corp., 8.8%, 2019	7,000,000	8,488,690
Capital One Financial Corp., 10.25%, 2039	3,490,000	3,995,383
Citigroup, Inc., 6.125%, 2018	5,765,000	5,790,285
Citigroup, Inc., 8.5%, 2019	1,421,000	1,656,792
Citigroup, Inc., 8.125%, 2039	5,010,000	5,681,185
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	3,779,515
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	2,450,000	2,118,672
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	6,312,000	5,823,357
Svenska Handelsbanken AB, 4.875%, 2014 (n)	7,010,000	7,393,412
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	3,471,000	2,876,591
UFJ Finance Aruba AEC, 6.75%, 2013	6,193,000	6,959,297
Woori America Bank, 7%, 2015 (n)	1,805,000	1,987,318

		$67,304,786

Pollution Control – 1.2%
Allied Waste North America, Inc., 6.875%, 2017	$7,890,000	$8,521,200
Republic Services, Inc., 5.25%, 2021 (n)	5,350,000	5,406,282

		$13,927,482

Precious Metals & Minerals – 0.8%
Teck Resources Ltd., 10.25%, 2016	$5,510,000	$6,295,175
Teck Resources Ltd., 6.125%, 2035	2,788,000	2,495,260

		$8,790,435

Printing & Publishing – 0.2%
Pearson PLC, 5.5%, 2013 (n)	$1,930,000	$2,061,958

Railroad & Shipping – 0.8%
CSX Corp., 6.3%, 2012	$4,932,000	$5,360,152
CSX Corp., 7.375%, 2019	1,225,000	1,432,720
Kansas City Southern, 7.375%, 2014	2,170,000	2,137,450

		$8,930,322

Real Estate – 2.2%
HRPT Properties Trust, REIT, 6.25%, 2016	$6,245,000	$6,256,622
Liberty Property LP, REIT, 5.5%, 2016	4,340,000	4,235,506
Simon Property Group, Inc., REIT, 5.75%, 2015	6,800,000	7,228,856
Simon Property Group, Inc., REIT, 6.75%, 2040	2,570,000	2,633,592
WEA Finance LLC, REIT, 6.75%, 2019 (n)	4,870,000	5,296,052

		$25,650,628

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011	$2,887,000	$3,116,620

Retailers – 1.6%
J.C. Penney Corp., Inc., 8%, 2010	$527,000	$528,318

6

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Macy’s, Inc., 6.625%, 2011	$6,801,000	$7,081,541
Staples, Inc., 7.75%, 2011	2,750,000	2,951,625
Staples, Inc., 9.75%, 2014	2,400,000	2,927,659
Wesfarmers Ltd., 6.998%, 2013 (n)	4,170,000	4,623,283

		$18,112,426

Supermarkets – 0.3%
Delhaize America, Inc., 9%, 2031	$2,407,000	$3,074,004

Supranational – 0.5%
Corporacion Andina de Fomento, 6.875%, 2012	$2,747,000	$2,955,986
Eurasian Development Bank, 7.375%, 2014 (n)	2,752,000	2,917,120

		$5,873,106

Telecommunications - Wireless – 2.5%
American Tower Corp., 4.625%, 2015	$3,610,000	$3,711,499
Crown Castle International Corp., 7.75%, 2017 (n)	6,040,000	6,508,100
Crown Castle Towers LLC, 6.113%, 2040 (z)	5,303,000	5,498,182
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,419,987
Rogers Wireless, Inc., 7.25%, 2012	3,315,000	3,798,417
SBA Communications Corp., 8.25%, 2019 (n)	4,900,000	5,145,000
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,558,159

		$28,639,344

Telephone Services – 0.8%
Embarq Corp., 7.082%, 2016	$3,710,000	$4,118,304
Frontier Communications Corp., 8.25%, 2014	5,120,000	5,363,200

		$9,481,504

Tobacco – 3.1%
Altria Group, Inc., 9.7%, 2018	$2,586,000	$3,238,724
Altria Group, Inc., 9.95%, 2038	6,980,000	9,232,320
BAT International Finance PLC, 9.5%, 2018 (n)	4,400,000	5,680,532
Lorillard Tobacco Co., 8.125%, 2019	6,504,000	7,136,735
Reynolds American, Inc., 7.25%, 2012	2,612,000	2,857,429
Reynolds American, Inc., 6.75%, 2017	7,310,000	7,793,929

		$35,939,669

Transportation - Services – 1.1%
Erac USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,528,974
Erac USA Finance Co., 7%, 2037 (n)	10,118,000	10,636,062

		$12,165,036

Utilities - Electric Power – 7.5%
AES Corp., 9.75%, 2016 (n)	$5,275,000	$5,710,187
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	8,890,000	9,867,811
Beaver Valley Funding Corp., 9%, 2017	7,884,000	8,642,125
CenterPoint Energy, Inc., 5.95%, 2017	4,600,000	4,784,009
CMS Energy Corp., 6.25%, 2020	6,005,000	5,978,998
DPL, Inc., 6.875%, 2011	3,644,000	3,939,860
Duke Energy Corp., 5.65%, 2013	6,240,000	6,824,382
EDP Finance B.V., 6%, 2018 (n)	3,100,000	3,321,483
Enel Finance International S.A., 5.125%, 2019 (n)	2,500,000	2,533,332
Enersis S.A., 7.375%, 2014	4,189,000	4,675,108
Firstenergy Solutions Corp., 6.05%, 2021	2,000,000	2,096,638
Mirant Americas Generation LLC, 8.3%, 2011	8,490,000	8,649,188
NorthWestern Corp., 5.875%, 2014	4,275,000	4,493,833
NRG Energy, Inc., 7.375%, 2016	5,015,000	4,989,925
Oncor Electric Delivery Co., 6.8%, 2018	1,868,000	2,098,874
PSEG Power LLC, 5.32%, 2016 (n)	1,727,000	1,815,849

7

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
System Energy Resources, Inc., 5.129%, 2014 (z)	$1,710,668	$1,704,099
Waterford 3 Funding Corp., 8.09%, 2017	4,913,000	4,972,104

		$87,097,805

Total Bonds		$1,133,379,121

Preferred Stocks – 0.0%
Financial Institutions – 0.0%
GMAC, Inc., 7% (z)	$780	$557,456

Floating Rate Loans – 0.6%
Automotive – 0.6%
Ford Motor Co., Term Loan B, 2013 (o)	$6,862,526	$6,410,333

Money Market Funds (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	17,479,238	$17,479,238

Total Investments		$1,157,826,148

Other Assets, Less Liabilities – (0.1)%		(1,103,448)

Net Assets – 100.0%		$1,156,722,700

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $279,161,265, representing 24.1% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045	9/21/04	$2,025,841	$177,375
Anthracite Ltd., CDO, FRN, “A”, 0.591%, 2019	1/15/10	2,457,553	2,454,716
BFF International Ltd., 7.25%, 2020	1/21/10	425,258	424,174
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.831%, 2040	3/01/06	2,353,404	1,000,667
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 3/08/07	2,094,902	2,114,756
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,217,949	1,260,475
Crown Castle Towers LLC, 6.113%, 2040	1/08/10	5,303,000	5,498,182
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	2,638,665	2,728,943
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	2,551,127	964,022
Falcon Franchise Loan LLC, FRN, 3.67%, 2025	1/29/03	1,324,598	876,730
GMAC LLC, FRN, 6.02%, 2033	3/20/02	4,080,272	3,893,984
GMAC, Inc., 7% (Preferred Stock)	12/29/08	600,600	557,456
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	5,790,000	5,756,541
Petroleos Mexicanos, 6%, 2020	1/28/10	3,434,859	3,434,859
Prudential Securities Secured Financing Corp., FRN, 7.3%, 2013	12/06/04	3,630,216	3,099,660
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,406,981	2,044,076
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,710,668	1,704,099
TNK-BP Finance S.A., 6.25%, 2015	1/27/10	1,135,348	1,139,592
TNK-BP Finance S.A., 7.25%, 2020	1/27/10 - 1/28/10	3,902,411	3,908,504
ZFS Finance USA Trust II, 6.45% to 2016, FRN to , 2065	1/05/10	948,449	943,200

Total Restricted Securities			$43,982,011
% of Net Assets			3.8%

8

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS Bond Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$557,456	$—	$557,456
Non-U.S. Sovereign Debt	—	52,569,402	—	52,569,402
Corporate Bonds	—	812,137,912	—	812,137,912
Residential Mortgage-Backed Securities	—	7,119,938	—	7,119,938
Commercial Mortgage-Backed Securities	—	65,196,632	—	65,196,632
Asset-Backed Securities (including CDOs)	—	8,192,855	—	8,192,855
Foreign Bonds	—	188,162,382	—	188,162,382
Floating Rate Loans	—	6,410,333	—	6,410,333
Mutual Funds	17,479,238	—	—	17,479,238

Total Investments	$17,479,238	$1,140,346,910	$—	$1,157,826,148

Other Financial Instruments
Swaps	$—	$(3,373,220)	$—	$(3,373,220)

10

MFS Bond Fund

Supplemental Information (Unaudited) 1/31/10 - continued

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,119,032,215

Gross unrealized appreciation	$65,451,583
Gross unrealized depreciation	(26,657,650)

Net unrealized appreciation (depreciation)	$38,793,933

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 1/31/10

Swap Agreements at 1/31/10

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay		Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	6,090,000	Merrill Lynch International	1.00% (fixed rate)		(1)	$(3,373,220)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 0.643%, 10/06/10, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At January 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

11

MFS Bond Fund

Supplemental Information (Unaudited) 1/31/10 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,666,146	487,466,145	(487,653,053)	17,479,238

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$28,677	$17,479,238

12

MFS® Limited Maturity Fund

1/31/10
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Bonds – 99.1%
Airlines – 0.1%
American Airlines, Inc., 3.857%, 2010	$673,087	$661,308

Asset Backed & Securitized – 8.0%
Bayview Commercial Asset Trust, FRN, 0.541%, 2035 (z)	$1,595,733	$1,002,080
Bayview Commercial Asset Trust, FRN, 0.501%, 2036 (z)	1,352,720	868,165
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	7,687,144	448,929
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	1,555,170
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	2,325,000	2,040,747
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.831%, 2040 (z)	1,126,900	479,158
Brascan Real Estate, CDO, FRN, 1.849%, 2040 (z)	1,526,000	61,040
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	1,118,596	1,129,782
Canadian Imperial Bank of Commerce, 2%, 2013 (z)	1,496,000	1,500,389
Chrysler Financial Auto Securitization Trust, “A2”, 1.15%, 2011	3,900,000	3,911,041
Commercial Mortgage Asset Trust, FRN, 0.847%, 2032 (i)(z)	20,042,267	540,422
Commercial Mortgage Pass-Through Certificates, FRN, 0.423%, 2017 (n)	3,400,000	3,278,858
Continental Airlines, Inc., FRN, 0.722%, 2011	511,386	487,270
Credit-Based Asset Servicing & Securitization LLC, 5.737%, 2037	2,830,000	1,341,075
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	1,542,422	1,443,039
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037	4,000,000	1,505,377
Crown Castle Towers LLC, 5.245%, 2036 (z)	2,400,000	2,520,000
E*TRADE RV & Marine Trust, 3.62%, 2018	1,114,155	1,121,354
Ford Credit Auto Lease Trust, “A2”, 2.6%, 2011 (n)	1,490,000	1,501,120
Ford Credit Auto Owner Trust, “A2”, 1.21%, 2012	2,590,000	2,599,537
Ford Credit Auto Owner Trust, FRN, 3.24%, 2011	1,488,387	1,497,993
Gramercy Real Estate Ltd., CDO, FRN, 0.569%, 2035 (z)	2,337,207	1,402,324
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,990,000	3,067,564
Honda Auto Receivables Owner Trust, “A2”, 1.5%, 2011	1,460,000	1,466,950
Honda Auto Receivables Owner Trust, “A2”, 2.22%, 2011	2,243,707	2,256,904
Household Credit Card Master Note Trust, 0.783%, 2013	4,600,000	4,592,089
Hyundai Auto Receivables Trust, “A2”, 1.11%, 2012	2,600,000	2,609,692
IMPAC CMB Trust, FRN, 0.971%, 2034	491,246	359,959
IMPAC CMB Trust, FRN, 1.151%, 2034	517,101	152,254
IMPAC Secured Assets Corp., FRN, 0.581%, 2036	1,590,805	1,275,700
Interstar Millennium Trust, FRN, 0.654%, 2036	709,004	683,614
JPMorgan Chase Commercial Mortgage Securities Corp., 4.851%, 2042	3,027,226	3,036,891
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	5,000,000	5,093,472
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.316%, 2037	5,000,000	5,073,420
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	3,700,000	3,170,765
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.328%, 2035 (i)	5,982,185	325,841
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037	2,148,066	432,085
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.878%, 2046	4,970,000	5,114,660
Morgan Stanley Capital I, Inc., FRN, 1.573%, 2031 (i)(z)	3,289,282	59,502
Mortgage Capital Funding, Inc., FRN, 1.975%, 2031 (i)	352,639	134
Nationslink Funding Corp., FRN, 1.326%, 2030 (i)	3,890,956	129,703
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	420,586	416,963
Nissan Auto Lease Trust, “A”, 2.01%, 2011	2,075,000	2,087,018
Nissan Auto Lease Trust, “A2”, 1.22%, 2011	3,100,000	3,106,339
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	716,283
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	3,281,670	2,010,476
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	891,141	876,125
RMAC PLC, FRN, 0.454%, 2036 (n)	5,716	5,644
Structured Asset Securities Corp., FRN, 4.67%, 2035	492,248	442,293
Structured Asset Securities Corp., FRN, 0.471%, 2035	248,568	210,013
Thornburg Mortgage Securities Trust, FRN, 0.911%, 2043	2,226,086	1,907,824
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	6,000,000	6,144,743

		$89,059,790

1

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 1.0%
BMW US Capital LLC, 4.25%, 2011	$1,900,000	$1,972,800
Johnson Controls, Inc., 5.25%, 2011	4,440,000	4,626,054
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	3,289,000	3,412,564
Nissan Motor Acceptance Corp., 3.25%, 2013 (z)	1,500,000	1,503,439

		$11,514,857

Broadcasting – 0.3%
CBS Corp., 6.625%, 2011	$2,650,000	$2,788,900

Brokerage & Asset Managers – 0.6%
BlackRock, Inc., 3.5%, 2014	$3,700,000	$3,708,192
TD AMERITRADE Holding Corp., 2.95%, 2012	2,548,000	2,565,492

		$6,273,684

Building – 0.9%
CRH America, Inc., 6.95%, 2012	$2,250,000	$2,448,041
CRH America, Inc., 5.3%, 2013	1,400,000	1,479,171
Hanson PLC, 7.875%, 2010	1,760,000	1,807,898
Lafarge S.A., 6.15%, 2011	4,410,000	4,668,263

		$10,403,373

Cable TV – 1.1%
Comcast Corp., 5.45%, 2010	$5,100,000	$5,265,123
Comcast Corp., 5.3%, 2014	2,250,000	2,436,316
Time Warner Cable, Inc., 5.4%, 2012	4,560,000	4,907,823

		$12,609,262

Chemicals – 0.9%
Dow Chemical Co., 7.6%, 2014	$6,030,000	$6,937,702
PPG Industries, Inc., 5.75%, 2013	2,791,000	3,039,003

		$9,976,705

Computer Software – 0.8%
Adobe Systems, Inc., 3.25%, 2015	$3,785,000	$3,802,006
Oracle Corp., 3.75%, 2014	4,430,000	4,636,163

		$8,438,169

Computer Software - Systems – 0.3%
International Business Machines Corp., FRN, 0.829%, 2011	$3,420,000	$3,451,926

Conglomerates – 0.6%
American Standard Cos., Inc., 7.625%, 2010	$2,670,000	$2,674,729
Eaton Corp., 4.9%, 2013	2,000,000	2,146,050
Textron Financial Corp., 5.125%, 2010	1,810,000	1,842,397

		$6,663,176

Consumer Products – 2.2%
Clorox Co., 5%, 2013	$3,350,000	$3,631,480
Fortune Brands, Inc., 5.125%, 2011	4,692,000	4,852,588
Hasbro, Inc., 6.125%, 2014	1,350,000	1,480,733
Newell Rubbermaid, Inc., 5.5%, 2013	3,650,000	3,863,080
Procter & Gamble Co., 4.6%, 2014	2,750,000	2,965,790
Royal Philips Electronics N.V., 4.625%, 2013	3,980,000	4,222,657
Whirlpool Corp., 8%, 2012	2,971,000	3,284,752

		$24,301,080

Consumer Services – 0.5%
Western Union Co., 5.4%, 2011	$5,500,000	$5,894,180

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$3,932,000	$3,987,359
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	2,240,000	2,360,996

		$6,348,355

2

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.5%
Tyco Electronics Ltd., 6%, 2012	$4,751,000	$5,150,773

Emerging Market Quasi-Sovereign – 1.3%
Korea Expressway Corp., 4.5%, 2015 (n)	$2,479,000	$2,500,614
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,331,437
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,619,766
Qtel International Finance Ltd., 6.5%, 2014 (n)	2,365,000	2,570,554
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	3,213,000	3,509,923

		$14,532,294

Emerging Market Sovereign – 0.4%
State of Qatar, 5.15%, 2014	$3,000,000	$3,153,750
State of Qatar, 5.15%, 2014 (n)	1,588,000	1,669,385

		$4,823,135

Energy - Independent – 0.8%
Anadarko Finance Co., 6.75%, 2011	$3,340,000	$3,525,858
Encana Corp., 6.3%, 2011	3,200,000	3,472,682
EnCana Holdings Finance Corp., 5.8%, 2014	1,535,000	1,707,732

		$8,706,272

Energy - Integrated – 2.2%
BP Capital Markets PLC, 5.25%, 2013	$2,920,000	$3,221,896
Cenovus Energy, Inc., 4.5%, 2014 (n)	2,170,000	2,284,587
ConocoPhillips, 5.5%, 2013	1,700,000	1,869,361
ConocoPhillips, 4.75%, 2014	3,740,000	4,047,637
Hess Corp., 7%, 2014	3,740,000	4,272,191
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,264,824
Petro-Canada, 5%, 2014	2,950,000	3,155,526
TNK-BP Finance S.A., 6.875%, 2011 (n)	2,060,000	2,137,250
TNK-BP Finance S.A., 6.25%, 2015 (z)	773,000	769,349

		$25,022,621

Entertainment – 0.1%
Time Warner, Inc., 5.5%, 2011	$1,321,000	$1,411,428

Financial Institutions – 1.9%
General Electric Capital Corp., 5.45%, 2013	$600,000	$644,752
General Electric Capital Corp., 4.8%, 2013	1,820,000	1,928,237
General Electric Capital Corp., FRN, 0.299%, 2011	2,630,000	2,631,533
General Electric Capital Corp., FRN, 0.335%, 2011	2,230,000	2,221,203
General Electric Capital Corp., FRN, 0.411%, 2012	1,570,000	1,535,294
International Lease Finance Corp., 5%, 2010	2,341,000	2,325,577
International Lease Finance Corp., 5.35%, 2012	3,340,000	2,931,278
NYSE Euronext, Inc., 4.8%, 2013	3,230,000	3,468,639
ORIX Corp., 5.48%, 2011	3,240,000	3,338,924

		$21,025,437

Food & Beverages – 5.8%
Anheuser-Busch Cos., Inc., 7.2%, 2014 (n)	$3,760,000	$4,299,823
Anheuser-Busch InBev, 3%, 2012 (z)	2,000,000	2,063,818
Brown-Forman Corp., 5.2%, 2012	3,780,000	4,076,322
Cargill, Inc., 5.2%, 2013 (n)	3,400,000	3,635,936
Conagra Foods, Inc., 7.875%, 2010	2,323,000	2,422,355
Conagra Foods, Inc., 5.875%, 2014	4,000,000	4,423,804
Diageo Capital PLC, 5.125%, 2012	7,130,000	7,643,888
Dr Pepper Snapple Group, Inc., 1.7%, 2011	3,160,000	3,176,909
Dr Pepper Snapple Group, Inc., 2.35%, 2012	2,240,000	2,262,962
General Mills, Inc., 5.65%, 2012	2,710,000	2,981,951
General Mills, Inc., 5.25%, 2013	2,100,000	2,290,896

3

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
H.J. Heinz Co., 6.625%, 2011	$1,670,000	$1,797,738
H.J. Heinz Co., 5.35%, 2013	1,500,000	1,636,864
Kellogg Co., 6.6%, 2011	3,850,000	4,095,811
Kraft Foods, Inc., 6.25%, 2012	2,820,000	3,077,957
Kraft Foods, Inc., 6.75%, 2014	1,100,000	1,237,684
Kraft Foods, Inc., FRN, 0.772%, 2010	2,500,000	2,498,837
Miller Brewing Co., 5.5%, 2013 (n)	6,225,000	6,709,753
PepsiAmericas Inc., 4.5%, 2013	3,000,000	3,187,455
SABMiller PLC, 6.2%, 2011 (n)	1,050,000	1,112,062

		$64,632,825

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2011	$2,240,000	$2,390,602
CVS Caremark Corp., FRN, 0.556%, 2010	2,200,000	2,201,228

		$4,591,830

Gaming & Lodging – 0.2%
Marriott International, Inc., 5.625%, 2013	$2,370,000	$2,505,552

Industrial – 0.9%
Cornell University, 4.35%, 2014	$3,070,000	$3,265,375
Duke University Taxable Bonds, “A”, 4.2%, 2014	1,560,000	1,663,506
President & Fellows Harvard College, 5%, 2014 (n)	2,300,000	2,505,022
Steelcase, Inc., 6.5%, 2011	2,114,000	2,139,472

		$9,573,375

Insurance – 2.0%
ING Bank N.V., 0.881%, 2012 (z)	$2,250,000	$2,244,818
Metropolitan Life Global Funding, 2.875%, 2012 (n)	2,120,000	2,156,812
Metropolitan Life Global Funding, 5.125%, 2013 (n)	2,250,000	2,423,887
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,450,000	1,553,444
New York Life Global Funding, 4.65%, 2013 (n)	4,262,000	4,521,462
Pricoa Global Funding, 4.625%, 2012 (n)	740,000	771,437
Pricoa Global Funding, FRN, 0.349%, 2012 (n)	2,970,000	2,897,366
Principal Financial Group, Inc., 7.875%, 2014	3,000,000	3,433,761
Prudential Financial, Inc., 3.625%, 2012	1,770,000	1,815,565

		$21,818,552

Insurance - Health – 1.0%
Aetna, Inc., 7.875%, 2011	$3,915,000	$4,198,747
Aetna, Inc., 5.75%, 2011	2,350,000	2,475,424
WellPoint, Inc., 6.8%, 2012	3,580,000	3,985,267

		$10,659,438

Insurance - Property & Casualty – 0.7%
Allstate Corp., 6.2%, 2014	$1,490,000	$1,677,741
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,657,699
St. Paul Travelers Cos., Inc., 8.125%, 2010	1,910,000	1,936,992
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	648,000	553,593

		$7,826,025

International Market Quasi-Sovereign – 10.7%
Achmea Hypotheekbank NV, FRN, 0.631%, 2014 (n)	$2,500,000	$2,496,493
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)	4,290,000	4,447,301
Bank of England, 2.375%, 2012 (n)	2,400,000	2,452,606
Commonwealth Bank of Australia, 2.4%, 2012 (n)	1,950,000	1,989,856
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,012,210
Danske Bank A/S, FRN, 0.612%, 2012 (n)	5,170,000	5,152,706
Dexia Credit Local, FRN, 0.899%, 2011 (n)	7,370,000	7,429,336
Eksportfinans A.S.A., 5.125%, 2011	3,780,000	4,031,260

4

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Electricite de France PLC, 5.5%, 2014 (n)	$3,910,000	$4,319,299
Finance for Danish Industry A.S., FRN, 0.523%, 2012 (z)	3,790,000	3,823,890
Finance for Danish Industry A.S., FRN, 0.487%, 2012 (z)	2,590,000	2,586,762
ING Bank N.V., 2.625%, 2012 (n)	4,770,000	4,904,547
ING Bank N.V., 3.9%, 2014 (n)	3,700,000	3,854,586
Irish Life & Permanent PLC, 3.6%, 2013 (z)	5,300,000	5,336,967
Japan Finance Corp., 2%, 2011	3,680,000	3,734,987
KfW Bankengruppe, 1.875%, 2011	2,870,000	2,910,981
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,214,367
Landwirtschaftliche Rentenbank, 4.125%, 2013	4,040,000	4,317,952
LeasePlan Corp. N.V., 3%, 2012 (n)	1,600,000	1,648,083
Lloyds TSB Bank PLC, FRN, 1.251%, 2012 (n)	4,330,000	4,399,865
Macquarie Bank, 2.6%, 2012 (n)	2,680,000	2,750,492
National Australia Bank Ltd., 2.55%, 2012 (n)	1,950,000	1,989,462
Nationwide Building Society, FRN, 0.452%, 2012 (z)	7,000,000	6,981,401
Royal Bank of Scotland PLC, FRN, 0.973%, 2012 (n)	5,406,000	5,475,964
Swedish Housing Finance Corp., 3.125%, 2012 (n)	4,740,000	4,852,298
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	7,834,129
Swedbank AB, 2.8%, 2012 (n)	780,000	801,038
Swedish Export Credit Corp., FRN, 1.023%, 2014	8,640,000	8,787,079
Westpac Banking Corp., 3.25%, 2011 (n)	1,800,000	1,866,636
Westpac Banking Corp., 3.45%, 2014 (n)	3,370,000	3,474,952

		$119,877,505

International Market Sovereign – 1.1%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,515,870
Kingdom of Spain, 2%, 2012 (n)	2,700,000	2,707,479
Kingdom of Spain, 3.625%, 2013	6,790,000	7,040,687

		$12,264,036

Local Authorities – 1.2%
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043	$3,730,000	$3,767,785
Province of Ontario, 3.125%, 2010	3,690,000	3,753,848
Province of Ontario, 5%, 2011	5,000,000	5,343,150
Province of Ontario, 2.625%, 2012	1,050,000	1,079,987

		$13,944,770

Major Banks – 8.2%
ANZ National (Int’l) Ltd., 2.375%, 2012 (z)	$2,300,000	$2,307,183
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	3,700,000	2,627,000
Banco Santander Chile, 2.875%, 2012 (n)	3,418,000	3,445,792
Bank of America Corp., 7.375%, 2014	1,075,000	1,218,446
Bank of New York Mellon Corp., 4.3%, 2014	4,010,000	4,257,670
BANK ONE Corp., 7.875%, 2010	5,066,000	5,250,180
Barclays Bank PLC, 2.5%, 2013	2,100,000	2,102,982
Barclays Bank PLC, 5.2%, 2014	3,660,000	3,914,220
BB&T Corp., 3.85%, 2012	5,080,000	5,312,247
Bear Stearns Cos., Inc., 5.85%, 2010	3,370,000	3,446,934
BNP Paribas, 2.125%, 2012	3,250,000	3,272,360
Commonwealth Bank of Australia, 3.75%, 2014 (n)	4,574,000	4,621,400
Countrywide Home Loans, Inc., 4%, 2011	3,000,000	3,094,014
Credit Suisse (USA), Inc., 6.125%, 2011	5,039,000	5,456,748
Credit Suisse New York, 5.5%, 2014	2,270,000	2,481,416
Goldman Sachs Group, Inc., 6%, 2014	3,930,000	4,304,796
JPMorgan Chase & Co., 5.375%, 2012	1,500,000	1,624,401
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,468,618
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	4,013,853
Morgan Stanley, 6.75%, 2011	3,920,000	4,174,247

5

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 6%, 2014	$2,060,000	$2,243,801
Morgan Stanley, 4.1%, 2015	3,290,000	3,272,599
Santander UK PLC, 3.875%, 2014 (n)	4,525,000	4,587,223
State Street Corp., 4.3%, 2014	3,750,000	3,929,145
Wachovia Corp., 5.5%, 2013	2,250,000	2,439,562
Wells Fargo & Co., 4.375%, 2013	4,530,000	4,765,152
Wells Fargo & Co., 3.75%, 2014	1,350,000	1,361,773

		$91,993,762

Medical & Health Technology & Services – 1.3%
CareFusion Corp., 4.125%, 2012 (n)	$1,490,000	$1,546,264
Covidien International Finance S.A., 5.15%, 2010	4,020,000	4,142,063
Hospira, Inc., 5.55%, 2012	5,700,000	6,120,666
Thermo Fisher Scientific, Inc., 2.15%, 2012 (z)	2,900,000	2,906,560

		$14,715,553

Metals & Mining – 0.8%
BHP Billiton Finance Ltd., 5.5%, 2014	$2,250,000	$2,478,872
International Steel Group, Inc., 6.5%, 2014	2,710,000	2,957,309
Rio Tinto Finance USA Ltd., 5.875%, 2013	3,700,000	4,034,820

		$9,471,001

Mortgage Backed – 7.1%
Fannie Mae, 6.022%, 2010	$4,685,489	$4,861,929
Fannie Mae, 5.5%, 2014 - 2027	8,433,894	8,974,301
Fannie Mae, 7%, 2015 - 2016	1,174,193	1,279,528
Fannie Mae, 4%, 2016	926,246	945,348
Fannie Mae, 4.5%, 2016 - 2026	9,015,896	9,407,235
Fannie Mae, 6.5%, 2016 - 2017	2,560,877	2,790,831
Fannie Mae, 6%, 2017	3,035,389	3,282,113
Fannie Mae, 5%, 2018 - 2025	10,987,670	11,579,720
Fannie Mae, FRN, 3.767%, 2033	1,334,265	1,384,838
Fannie Mae, FRN, 3.952%, 2033	255,223	262,052
Fannie Mae, FRN, 4.21%, 2033	155,326	159,454
Freddie Mac, 5%, 2015 - 2028	16,950,114	17,678,685
Freddie Mac, 7.5%, 2015	401,613	438,074
Freddie Mac, 6%, 2016 - 2017	2,361,687	2,548,116
Freddie Mac, 5.5%, 2017 - 2025	10,296,132	10,942,920
Freddie Mac, 4.5%, 2026	1,181,387	1,205,561
Freddie Mac, FRN, 0.683%, 2031	1,472,379	1,469,822
Ginnie Mae, 7.5%, 2011	36,299	38,047
Ginnie Mae, FRN, 3.625%, 2032	230,169	235,253

		$79,483,827

Natural Gas - Pipeline – 1.7%
CenterPoint Energy, Inc., 7.75%, 2011	$4,500,000	$4,768,542
Enterprise Products Partners LP, 4.95%, 2010	5,012,000	5,068,666
Kinder Morgan Energy Partners, 5.85%, 2012	3,000,000	3,246,642
Kinder Morgan Finance Corp., 5.35%, 2011	3,264,000	3,321,120
Williams Cos., Inc., FRN, 2.251%, 2010 (z)	2,370,000	2,368,896

		$18,773,866

Network & Telecom – 3.5%
AT&T, Inc., 6.7%, 2013	$1,390,000	$1,587,595
British Telecommunications PLC, 9.125%, 2010	1,872,000	2,006,810
British Telecommunications PLC, 5.15%, 2013	799,000	839,546
Deutsche Telekom International Finance B.V., 8.5%, 2010	1,980,000	2,035,282
Deutsche Telekom International Finance B.V., 5.375%, 2011	4,500,000	4,712,337
France Telecom, 4.375%, 2014	2,390,000	2,529,619

6

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
France Telecom S.A., 7.75%, 2011	$1,980,000	$2,122,000
Telecom Italia Capital, 4.875%, 2010	2,527,000	2,588,439
Telefonica Emisiones S.A.U., 5.984%, 2011	3,300,000	3,501,838
Telefonica Europe B.V., 7.75%, 2010	5,460,000	5,689,260
TELUS Corp., 8%, 2011	2,544,000	2,763,685
Verizon Communications, Inc, 5.25%, 2013	2,770,000	3,027,876
Verizon New England, Inc., 6.5%, 2011	2,020,000	2,170,892
Verizon Wireless Capital LLC, FRN, 2.869%, 2011	3,750,000	3,871,597

		$39,446,776

Oil Services – 0.8%
Smith International, Inc., 8.625%, 2014	$2,995,000	$3,539,452
Weatherford International Ltd., 5.95%, 2012	4,580,000	4,995,379

		$8,534,831

Oils – 0.3%
Premcor Refing Group, Inc., 6.125%, 2011	$3,514,000	$3,659,504

Other Banks & Diversified Financials – 3.9%
American Express Centurion Bank, 5.55%, 2012	$2,870,000	$3,091,197
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (z)	4,070,000	4,085,157
Bosphorus Financial Services Ltd., FRN, 2.072%, 2012 (z)	956,250	914,077
Capital One Financial Corp., 5.7%, 2011	3,130,000	3,300,347
Citigroup, Inc., 5.5%, 2013	4,770,000	5,010,336
Citigroup, Inc., 6.375%, 2014	2,380,000	2,525,499
Citigroup, Inc., 5.5%, 2014	1,880,000	1,936,394
Lloyds TSB Bank PLC, 4.375%, 2015 (z)	4,660,000	4,632,702
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	3,941,264
Sovereign Bancorp, Inc., FRN, 0.479%, 2010	1,825,000	1,825,042
Svenska Handelsbanken AB, 2.875%, 2012 (n)	2,000,000	2,038,684
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,512,134
Swedbank AB, 9% to 2010, FRN to 2049 (n)	5,470,000	5,360,600
Woori Bank, FRN, 0.614%, 2011	2,000,000	1,920,466

		$44,093,899

Pharmaceuticals – 2.3%
AstraZeneca PLC, 5.4%, 2012	$1,210,000	$1,328,330
Eli Lilly & Co., 3.55%, 2012	1,480,000	1,549,236
GlaxoSmithKline Capital, Inc., 4.85%, 2013	532,000	577,894
Novartis AG, 4.125%, 2014	2,500,000	2,649,705
Pfizer, Inc., 4.45%, 2012	3,740,000	3,981,503
Roche Holding, Inc., 5%, 2014 (n)	8,209,000	8,880,447
Wyeth, 6.95%, 2011	3,260,000	3,473,413
Wyeth, 5.5%, 2014	3,400,000	3,767,707

		$26,208,235

Pollution Control – 0.3%
Allied Waste North America, Inc., 6.5%, 2010	$2,810,000	$2,935,919

Printing & Publishing – 0.4%
Pearson PLC, 5.5%, 2013 (n)	$780,000	$833,330
Reed Elsevier Capital, 6.75%, 2011	3,250,000	3,491,072

		$4,324,402

Railroad & Shipping – 0.2%
Canadian Pacific Railroad Co., 5.75%, 2013	$2,230,000	$2,426,182

Real Estate – 1.7%
Kimco Realty Corp., REIT, 4.62%, 2010	$3,790,000	$3,798,645
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	3,660,000	3,602,820
ProLogis, REIT, 5.5%, 2012	3,440,000	3,596,420

7

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate – continued
Simon Property Group, Inc., REIT, 4.6%, 2010	$2,258,000	$2,286,469
Simon Property Group, Inc., REIT, 6.75%, 2014	978,000	1,087,306
Simon Property Group, Inc., REIT, 4.2%, 2015	1,000,000	1,016,112
WEA Finance LLC, REIT, 5.4%, 2012 (z)	3,500,000	3,737,230

		$19,125,002

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011	$2,910,000	$3,141,450

Retailers – 1.9%
AutoZone, Inc., 6.5%, 2014	$5,150,000	$5,744,763
Home Depot, Inc., 5.2%, 2011	2,240,000	2,336,725
J.C. Penney Corp., Inc., 8%, 2010	3,562,000	3,570,905
Macy’s Retail Holdings, Inc., 5.35%, 2012	1,510,000	1,540,200
Staples, Inc., 7.75%, 2011	1,240,000	1,330,914
Staples, Inc., 9.75%, 2014	3,350,000	4,086,524
Wesfarmers Ltd., 6.998%, 2013 (n)	1,980,000	2,195,228

		$20,805,259

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc., 4.15%, 2013	$1,150,000	$1,217,920
Airgas, Inc., 4.5%, 2014	5,480,000	5,709,174

		$6,927,094

Specialty Stores – 0.3%
Best Buy Co., Inc., 6.75%, 2013	$3,100,000	$3,468,190

Supermarkets – 1.0%
Delhaize Group, 5.875%, 2014	$2,270,000	$2,495,100
Kroger Co., 6.8%, 2011	1,000,000	1,064,098
Kroger Co., 5%, 2013	2,453,000	2,613,541
Safeway, Inc., 4.95%, 2010	984,000	1,007,400
Safeway, Inc., 6.5%, 2011	3,685,000	3,891,062

		$11,071,201

Supranational – 1.6%
Central American Bank for Economic Integration, 5.375%, 2014 (n)	$4,240,000	$4,438,788
Corporacion Andina de Fomento, 6.875%, 2012	3,000,000	3,228,234
Eurasian Development Bank, 7.375%, 2014 (n)	2,579,000	2,733,740
European Investment Bank, 3%, 2014	3,730,000	3,832,228
Inter-American Development Bank, 3%, 2014	3,980,000	4,079,719

		$18,312,709

Telecommunications - Wireless – 1.5%
AT&T Wireless Services, Inc., 7.875%, 2011	$3,560,000	$3,824,245
AT&T Wireless Services, Inc., 8.125%, 2012	1,000,000	1,138,714
Crown Castle Towers LLC, 4.523%, 2035 (z)	2,660,000	2,706,962
Sprint Nextel Corp., 7.625%, 2011	1,850,000	1,875,437
Vodafone Group PLC, 7.75%, 2010	4,100,000	4,109,504
Vodafone Group PLC, 5%, 2013	3,000,000	3,232,461

		$16,887,323

Tobacco – 1.1%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$4,332,938
Philip Morris International, Inc., 4.875%, 2013	4,000,000	4,305,972
Reynolds American, Inc., FRN, 0.954%, 2011	3,980,000	3,964,060

		$12,602,970

Transportation - Services – 0.1%
Erac USA Finance Co., 8%, 2011 (z)	$760,000	$804,405

8

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 2.9%
American Express Co., 3.15%, 2011 (m)	$2,200,000	$2,289,782
Bank of America Corp., 2.1%, 2012 (m)	5,910,000	6,025,895
Citigroup, Inc., 2.875%, 2011 (m)	2,010,000	2,079,281
Farmer Mac, 5.5%, 2011 (n)	2,600,000	2,748,876
General Electric Capital Corp., 2.2%, 2012 (m)	1,690,000	1,725,992
Goldman Sachs Group, Inc., 3.25%, 2012 (m)	1,430,000	1,497,306
Pooled Funding Trust I, 2.74%, 2012 (m)(z)	2,500,000	2,567,250
Pooled Funding Trust II, 2.625%, 2012 (m)(n)	3,430,000	3,514,848
Small Business Administration, 5.1%, 2016	1,737,363	1,838,194
Small Business Administration, 5.46%, 2016	1,699,648	1,809,819
Small Business Administration, 5.68%, 2016	1,227,318	1,313,465
Small Business Administration, 5.94%, 2016	1,136,380	1,223,426
Small Business Administration, 5.37%, 2016	682,887	728,669
U.S. Central Federal Credit Union, 1.9%, 2012	2,590,000	2,613,147

		$31,975,950

U.S. Treasury Obligations – 0.6%
U.S. Treasury Notes, TIPS, 0.999%, 2010 (f)	$6,805,784	$6,830,244

Utilities - Electric Power – 5.1%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$1,900,000	$2,108,981
Duke Energy Corp., 5.65%, 2013	4,010,000	4,385,541
Duke Energy Corp., 6.3%, 2014	2,000,000	2,242,066
EDP Finance B.V., 5.375%, 2012 (n)	2,200,000	2,382,690
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	3,294,012
Enel Finance International SA, 3.875%, 2014 (z)	3,300,000	3,367,429
FirstEnergy Corp., 6.45%, 2011	57,000	61,430
Georgia Power Co., 6%, 2013	1,120,000	1,260,566
HQI Transelec Chile S.A., 7.875%, 2011	1,001,000	1,061,331
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	5,150,000	5,246,248
Niagara Mohawk Power Corp., 3.553%, 2014 (z)	1,780,000	1,810,199
NiSource Finance Corp., 7.875%, 2010	4,299,000	4,508,800
Oncor Electric Delivery Co., 5.95%, 2013	6,720,000	7,395,024
Pacific Gas & Electric Co., 4.2%, 2011	3,460,000	3,578,754
Progress Energy, Inc., 4.5%, 2010	1,880,000	1,905,049
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,209,360
PSEG Power LLC, 7.75%, 2011	4,439,000	4,757,050
Southern Co., 4.15%, 2014	2,260,000	2,372,195
Southern Co., FRN, 0.969%, 2010	2,960,000	2,971,076

		$56,917,801

Utilities - Gas – 0.5%
Keyspan Corp., 7.625%, 2010	$3,491,000	$3,673,859

Sempra Energy, 7.95%, 2010	1,850,000	1,860,369

		$5,534,228

Total Bonds		$1,107,222,216

Money Market Funds (v) – 0.7%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	7,848,690	$7,848,690

Total Investments		$1,115,070,906

Other Assets, Less Liabilities – 0.2%		2,470,022

Net Assets – 100.0%		$1,117,540,928

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

9

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $221,739,543, representing 19.84% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ANZ National (Int’l) Ltd., 2.375%, 2012	12/15/09	$2,297,252	$2,307,183
Anheuser-Busch InBev, 3%, 2012	10/13/09	1,997,321	2,063,818
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013	1/13/10	4,069,556	4,085,157
Bayview Commercial Asset Trust, FRN, 0.541%, 2035	6/09/05	1,595,733	1,002,080
Bayview Commercial Asset Trust, FRN, 0.501%, 2036	2/23/06	1,352,719	868,165
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06	585,942	448,929
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.831%, 2040	3/01/06	1,126,900	479,158
Bosphorus Financial Services Ltd., FRN, 2.072%, 2012	3/08/05	956,250	914,077
Brascan Real Estate, CDO, FRN, 1.849%, 2040	9/14/04	1,526,000	61,040
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	2/07/03 - 7/10/07	1,119,477	1,129,782
Canadian Imperial Bank of Commerce, 2%, 2013	1/27/10	1,495,641	1,500,389
Commercial Mortgage Asset Trust, FRN, 0.847%, 2032	7/25/03	594,127	540,422
Crown Castle Towers LLC, 4.523%, 2035	1/08/10	2,660,000	2,706,962
Crown Castle Towers LLC, 5.245%, 2036	1/12/10	2,525,896	2,520,000
Enel Finance International SA, 3.875%, 2014	9/30/09	3,291,612	3,367,429
Erac USA Finance Co., 8%, 2011	7/11/09	785,785	804,405
Finance for Danish Industry A.S., FRN, 0.523%, 2012	7/11/09	3,790,000	3,823,890
Finance for Danish Industry A.S., FRN, 0.487%, 2012	12/02/09	2,590,000	2,586,762
Gramercy Real Estate Ltd., CDO, FRN, 0.569%, 2035	6/21/05 - 1/18/07	2,337,273	1,402,324
ING Bank N.V., 0.881%, 2012	1/07/10	2,250,000	2,244,818
Irish Life & Permanent PLC, 3.6%, 2013	1/07/10	5,297,183	5,336,967
Lloyds TSB Bank PLC, 4.375%, 2015	1/05/10	4,659,815	4,632,702
Morgan Stanley Capital I, Inc., FRN, 1.573%, 2031	6/10/03	130,152	59,502
Nationwide Building Society, FRN, 0.452%, 2012	7/10/09	7,000,000	6,981,401
Niagara Mohawk Power Corp., 3.553%, 2014	9/21/09	1,780,000	1,810,199
Nissan Motor Acceptance Corp., 3.25%, 2013	1/20/10	1,494,788	1,503,439
Pooled Funding Trust I, 2.74%, 2012	10/23/09	2,554,504	2,567,250
TNK-BP Finance S.A., 6.25%, 2015	1/27/10	766,484	769,349
Thermo Fisher Scientific, Inc., 2.15%, 2012	11/13/09	2,896,057	2,906,560
WEA Finance LLC, REIT, 5.4%, 2012	9/11/09	3,582,200	3,737,230
Williams Cos., Inc., FRN, 2.251%, 2010	7/06/09	2,361,299	2,368,896

Total Restricted Securities			$67,530,285
% of Net Assets			6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

10

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$38,806,194	$—	$38,806,194
Non-U.S. Sovereign Debt	—	169,809,679	—	169,809,679
Corporate Bonds	—	530,464,678		530,464,678
Residential Mortgage-Backed Securities	—	99,564,664	—	99,564,664
Commercial Mortgage-Backed Securities	—	34,912,520	—	34,912,520
Asset-Backed Securities (including CDOs)	—	34,066,433	—	34,066,433
Foreign Bonds	—	199,598,048	—	199,598,048
Mutual Funds	7,848,690	—	—	7,848,690

Total Investments	$7,848,690	$1,107,222,216	$—	$1,115,070,906

Other Financial Instruments
Futures	$6,999	$—	$—	$6,999
Swaps	—	82,944	—	82,944

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

11

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,101,357,374

Gross unrealized appreciation	$34,951,793
Gross unrealized depreciation	(21,238,261)

Net unrealized appreciation (depreciation)	$13,713,532

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 1/31/10

Futures Contracts Outstanding at 1/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	816	$95,032,125	Mar-10	$6,999

Swap Agreements at 1/31/10

Expiration		Notional Amount	Counterparty	Cash Flows to Receive		Cash Flows to Pay		Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	4,770,000	Goldman Sachs International	1.00% (fixed rate	)(a)		(1)	$82,944

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $10,127.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At January 31, 2010 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

12

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/10 - continued

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,404,335	288,779,947	(326,335,592)	7,848,690

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$36,510	$7,848,690

13

MFS® Municipal Limited Maturity Fund

1/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 93.9%
Airport & Port Revenue – 2.4%
Atlanta, GA, Airport Rev., “A”, FSA, 5.375%, 2015	$1,000,000	$1,084,070
Charlotte, NC, Airport Rev., “A”, 4%, 2012	2,180,000	2,314,964
Chicago, IL, O’Hare International Airport Rev., “A-2”, FSA, 5.25%, 2013	1,500,000	1,613,775
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,095,050
Long Beach, CA, Harbor Rev., “A”, FGIC, 5%, 2015	1,000,000	1,070,230
Massachusetts Port Authority Rev., “A”, 5.75%, 2010	175,000	178,885
Metropolitan Nashville,TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,648,230
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,067,950
Philadelphia, PA, Airport Rev., “B”, FSA, 5%, 2016	1,265,000	1,323,835
Rhode Island Economic Development Corp., Airport Rev., “A”, FGIC, 5%, 2012	750,000	781,065
San Francisco, CA, City & County Airports Commission, International Airport Rev., 5.5%, 2019 (b)	500,000	505,795

		$12,683,849

General Obligations - General Purpose – 9.4%
Boston, MA, “A”, 5%, 2011	$1,000,000	$1,041,510
California Economic Recovery, “B”, 5%, 2023 (b)	1,500,000	1,645,140
Cambridge, MA, “C”, 5%, 2011	1,070,000	1,141,433
Chandler, AZ, 5%, 2022	1,000,000	1,115,390
Cobb County, GA, Park & Recreation, 5%, 2013	500,000	559,075
Columbus, OH, 5.25%, 2011	705,000	737,127
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2015 (c)	2,500,000	2,908,950
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,123,070
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 2015 (c)	5,000,000	5,859,900
Commonwealth of Puerto Rico, “A”, 5%, 2010	1,000,000	1,008,480
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,096,700
Henry County, GA, 5%, 2014	1,080,000	1,238,760
Maryland, State & Local Facilities Loan, “C”, 4%, 2015	1,000,000	1,114,330
Mecklenburg County, NC, “A”, 5%, 2013	1,115,000	1,267,788
New York, NY, “A”, 5.25%, 2012	265,000	286,497
New York, NY, “B”, 5.75%, 2010 (c)	325,000	337,191
New York, NY, “B”, 5.75%, 2011	50,000	51,722
New York, NY, “F”, 5%, 2013	4,000,000	4,458,960
State of California, 5%, 2011	2,250,000	2,341,125
State of Georgia, “D”, 5.25%, 2011	1,500,000	1,627,740
State of Maryland, “A”, 5.5%, 2011	1,500,000	1,611,990
State of Maryland, “A”, 5.25%, 2013	1,450,000	1,639,617
State of Minnesota, “H”, 5%, 2016	3,000,000	3,507,330
State of Minnesota, “H”, 5%, 2017	2,600,000	3,044,990
State of Pennsylvania, FSA, 5%, 2014	2,000,000	2,309,500
State of Utah, “C”, 5%, 2015	3,000,000	3,494,490
State of Wisconsin, 5.125%, 2011	400,000	429,976
State of Wisconsin, “1”, NATL, 5%, 2017	500,000	542,670
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010	500,000	501,820

		$49,043,271

General Obligations - Improvement – 5.3%
Bergen County, NJ, “A”, 3.25%, 2013	$2,475,000	$2,665,872
Honolulu, HI, City & County Department of Finance, “B”, FSA, 5.5%, 2013	4,000,000	4,573,120
Kauai County, HI, “A”, FGIC, 6.25%, 2010 (c)	375,000	386,093
Montgomery County, MD, “A”, 5%, 2013	4,000,000	4,573,840
New Orleans, LA, Certificate of Indebtedness, FSA, 5.5%, 2010	500,000	520,920
Oak Ridge, TN, AMBAC, 5%, 2012	300,000	314,136
Pittsburgh, PA, “A-1”, 5%, 2013	1,000,000	1,081,110
Pittsburgh, PA, “N”, FSA, 5.25%, 2015	1,000,000	1,100,180
Seattle, WA, 5%, 2016	3,780,000	4,365,598

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Improvement – continued
State of North Carolina, “A”, 5%, 2017	$3,500,000	$4,091,535
State of South Carolina, “A”, 5%, 2011	1,000,000	1,042,260
Washington, MD, Suburban Sanitation District, 5%, 2013	2,450,000	2,771,661

		$27,486,325

General Obligations - Schools – 5.7%
Arizona School Facilities, Board Rev., 5.5%, 2011 (c)	$1,000,000	$1,071,100
Bastrop, TX, Independent School District Capital Appreciation, “N”, PSF, 0%, 2020	1,000,000	642,860
Byron Center, MI, Public Schools, MSQLF, 5%, 2011	600,000	629,448
Carrollton, TX, Farmers Branch, Independent School District, PSF, 5.5%, 2011	1,000,000	1,052,220
Clackamas County, OR, School District, 6%, 2010 (c)	315,000	321,681
Clark County, NV, School District, 5%, 2017	2,845,000	3,166,770
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	928,640
Ennis, TX, Independent School District Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	1,706,938
Fayette County, GA, School District, FSA, 0% to 2010, 4.15% to 2014	710,000	746,608
Fayette County, GA, School District, FSA, 0% to 2010, 4.35% to 2016	355,000	367,010
Ferndale, MI, School District, MSQLF, 5.5%, 2013	1,115,000	1,195,893
Florida Board of Education, “C”, 5%, 2018	1,000,000	1,059,050
Florida Board of Education, Lottery Rev., “B”, FGIC, 5.5%, 2010 (c)	150,000	154,790
Forsyth County, GA, 6%, 2010 (c)	1,000,000	1,014,500
Houston, TX, Independent School District, FSA, 5%, 2015	1,120,000	1,293,286
Kansas City, MO, School District Building Corp., “A”, FGIC, 5%, 2012	855,000	885,344
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	170,000	184,418
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	425,000	461,044
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,128,200
Los Angeles, CA, Community College District, “E”, FSA, 5%, 2022	1,000,000	1,065,520
Northside, TX, Independent School District, PSF, 5.5%, 2016	850,000	882,317
Norwin, PA, School District, FGIC, 6%, 2010 (c)	250,000	252,330
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,081,780
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,149,190
Round Rock, TX, Independent School District, PSF, 6.5%, 2010 (c)	500,000	515,660
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	632,928
Salt Lake City, UT, School District, “B”, 5%, 2013	1,040,000	1,167,119
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,168,090
Shelby County, TN, Public Improvement & Schools, “A”, FSA, 5%, 2014	1,500,000	1,705,620
Twin Rivers, CA, Unified School District, 0%, 2014	750,000	655,575
Washington County, OR, School District, FSA, 5.25%, 2018	1,000,000	1,147,020
Westerville, OH, City School District, NATL, 5.5%, 2011 (c)	300,000	319,242

		$29,752,191

Healthcare Revenue - Hospitals – 14.0%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$1,800,000	$1,882,494
Alaska Industrial Development & Export Authority Rev. (Greater Fairbanks), “A”, FSA, 5%, 2012	1,000,000	1,042,580
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	1,000,000	1,045,110
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A- 3”, 5%, 2015	1,000,000	1,074,700
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	2,000,000	1,985,600
Butler County, PA, Hospital Authority Rev. (Butler Health System),, 5.375%, 2017	1,465,000	1,521,578
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,202,830
California Health Facilities Financing Authority Rev. (Providence Health),, 4%, 2010	1,500,000	1,528,155
California Municipal Finance Authority, Certificates of Participation (Community Hospitals of Central California), 5%, 2017	2,000,000	1,941,440
California Statewide Communities Development Authority Rev. (Daughters of Charity), 5.25%, 2011	1,735,000	1,790,936

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (Kaiser Foundation Health Plan, Inc.), “A”, 5%, 2014	$1,500,000	$1,622,580
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	1,000,000	1,061,720
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010	550,000	556,303
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011	575,000	589,180
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,558,080
East Alabama Healthcare Authority Rev., Health Care Facilities, “B”, 4.75%, 2013	1,400,000	1,450,218
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Methodist Hospital Systems), “B-2”, 5%, 2041 (b)	2,500,000	2,720,000
Illinois Development Finance Authority Rev. (Provena Health) “A”, NATL, 5.75%, 2014	1,500,000	1,507,065
Illinois Finance Authority Rev. (Advocate Healthcare), “A”, 3.875%, 2030 (b)	500,000	519,680
Illinois Finance Authority Rev. (Carle Foundation), “A”, ASSD GTY, 5%, 2013	1,250,000	1,333,563
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	1,975,574
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014	500,000	528,455
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2015	500,000	523,095
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,590,000	1,679,120
Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010	210,000	213,591
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 2012	345,000	360,722
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health Systems), 5.5%, 2013	700,000	724,444
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), “A”, 5%, 2047 (b)	1,000,000	1,055,900
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,106,710
Kentucky Economic Development Finance Authority Rev. (Catholic Health), 3.5%, 2034 (b)	1,500,000	1,527,255
Kentucky Economic Development Finance Authority Rev. (Norton Healthcare), “A”, 6.125%, 2010	5,000	5,131
Kentucky Economic Development Finance Authority Rev. (Norton Healthcare), “A”, ETM, 6.125%, 2010 (c)	5,000	5,189
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 2016	3,195,000	3,208,770
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), 5%, 2042 (b)	500,000	530,580
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 5%, 2012	500,000	536,350
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,067,740
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), NATL, 4.125%, 2046 (b)	1,000,000	1,018,380
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	2,000,000	1,996,460
Michigan Hospital Finance Authority Rev. (McLaren Health Care Corp.), 5%, 2013	500,000	529,255
Mississippi Hospital Equipment & Facilities Authority Rev. (Southwest Mississippi Regional Medical Center), 5%, 2014	500,000	493,510
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (b)	1,000,000	1,079,320
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 4.1%, 2041 (b)	1,500,000	1,559,250
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	785,828
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	685,000	700,885
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,113,780
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2016	620,000	655,563
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2017	620,000	655,377
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	538,155

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Oklahoma Development Finance Authority Hospital Rev. (Unity Health Center), 5%, 2013	$875,000	$912,354
Orange County, FL, Health Facilities Authority Rev. (Nemours Foundation), “A”, 4%, 2017	500,000	512,745
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 5.75%, 2010	250,000	254,223
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	875,768
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 3.5%, 2013	500,000	494,810
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 5%, 2014	1,000,000	1,039,930
South Carolina Jobs-Economic Development Authority Hospital Rev. (Palmetto Health), 5%, 2015	800,000	826,352
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	790,000	808,905
Steubenville, OH, Hospital Rev. (Trinity Hospital), ETM, 5.75%, 2010 (c)	220,000	227,913
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	1,000,930
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Hospital),, 5%, 2018	500,000	544,515
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	522,585
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,500,000	1,719,285
Washington Health Care Facilities Authority Rev. (Central Washington Health),, 6%, 2015	1,900,000	2,015,786
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	1,000,000	1,039,610
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012	610,000	627,763
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	666,685
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	1,100,000	1,116,907
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,497,930

		$72,813,197

Healthcare Revenue - Long Term Care – 0.5%
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	$1,000,000	$1,034,570
Oakland, CA, Association of Bay Area Governments Finance Authority Rev. for Nonprofit Corp. (Casa de las Campanas), 3%, 2012	1,000,000	1,005,420
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	509,175

		$2,549,165

Human Services – 0.3%
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	$1,500,000	$1,595,535

Industrial Revenue - Chemicals – 0.5%
Brazos River, TX, Habor Navigation District, (Dow Chemical Co.), “B-1”, 5.5%, 2033
(b)	$1,500,000	$1,595,265
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	1,000,000	1,130,930

		$2,726,195

Industrial Revenue - Environmental Services – 1.4%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$137,768

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	$1,750,000	$1,846,460
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	400,000	414,348
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 3.4%, 2029 (b)	1,000,000	1,014,270
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	1,047,180
Michigan Strategic Fund, Solid Waste Disposal Rev. (Waste Management), 3%, 2013 (b)	1,000,000	1,000,000
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	1,000,000	994,020
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,073,730

		$7,527,776

Industrial Revenue - Other – 1.1%
Allegheny County, PA, Industrial Development Authority Rev. (Marathon Oil Corp.), 4.75%, 2032 (b)	$1,425,000	$1,488,056
Cartersville, GA, Development Authority Rev. (Anheuser-Busch), 5.1%, 2012	375,000	386,168
Gulf Coast, TX, Waste Disposal Authority Environmental Facilities Rev. (BP Products North America), 2.3%, 2042 (b)	3,000,000	3,040,260
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	610,000	615,209
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017 (b)	300,000	311,037

		$5,840,730

Industrial Revenue - Paper – 0.7%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$992,180
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	750,000	772,110
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Meadwestvaco Escanaba), “B”, 6.45%, 2012 (c)	1,500,000	1,664,895

		$3,429,185

Miscellaneous Revenue - Entertainment & Tourism – 0.4%
Brooklyn, NY Arena Local Development Corp. (Barclays Center Project), 5.75%, 2015	$1,075,000	$1,160,817
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium), NATL, 6%, 2011	1,000,000	1,024,460

		$2,185,277

Miscellaneous Revenue - Other – 2.3%
Arkansas Development Finance Authority, Drivers License Rev. (Arkansas State Police - Wireless Information Network Project), FSA, 4%, 2014	$500,000	$500,730
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,000,000	944,140
California Infrastructure & Economic Development Bank Rev. (J. Paul Getty Trust), “A- 1”, 2.5%, 2047 (b)	1,500,000	1,556,970
Citizens Property Insurance Corp., FL, “A-1”, ASSD GTY, 5%, 2012	1,500,000	1,594,395
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	605,000	613,161
Fulton County, GA, Development Authority Rev. (Robert Woodruff), “B”, 5%, 2016	1,000,000	1,076,210
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,128,858
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2013	2,185,000	2,446,676
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	2,153,372

		$12,014,512

Multi-Family Housing Revenue – 1.2%
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, FSA, 5.05%, 2018	$2,000,000	$2,050,160
Missouri Housing Development Community Multifamily Housing Rev. (Courthouse Apartments), FHA, 3%, 2012	2,000,000	2,046,020

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “C”, 2.55%, 2012	$2,000,000	$1,999,440

		$6,095,620

Sales & Excise Tax Revenue – 1.3%
California Economic Recovery, “B”, 5%, 2011 (b)(c)	$1,000,000	$1,050,760
Illinois Sales Tax Rev., “B”, 3%, 2014	5,000,000	5,161,350
Spokane, WA, Public Facilities District Hotel, “A”, NATL, 5.75%, 2012	425,000	450,296
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 4.75%, 2016	355,000	356,896

		$7,019,302

Single Family Housing - Local – 0.6%
Sedgwick & Shawnee County, KS, Mortgage Backed Securities, “B-4”, GNMA, 4.25%, 2023	$240,000	$242,174
South Dakota Housing Development Authority, “B”, 2.7%, 2014	3,000,000	3,007,950

		$3,250,124

Single Family Housing - State – 1.7%
California Housing Finance Agency Rev. (Home Mortgage), “E”, FGIC, 5%, 2014	$3,055,000	$3,126,487
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 7.25%, 2010	10,000	10,007
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 6.3%, 2012	15,000	15,062
Colorado Housing & Finance Authority Rev., Single Family Program, “B-3”, 6.7%, 2016	10,000	10,350
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	15,000	16,136
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	3,310,000	3,353,229
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	380,000	394,299
New Hampshire Housing Finance Authority, Single Family Rev., Mortgage Acquisition, “F”, 3.7%, 2010	360,000	357,700
Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership, GNMA, 7.6%, 2015	5,000	5,025
Tennessee Housing Development Agency (Homeownership Program), “2”, 2.15%, 2013	730,000	726,722
Tennessee Housing Development Agency (Homeownership Program), “2”, 2.2%, 2013	155,000	153,938
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	234,365
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	300,968

		$8,704,288

Solid Waste Revenue – 0.6%
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2012	$500,000	$508,360
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2013	750,000	760,050
Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass Systems), “B”, NATL, 5.625%, 2012	400,000	417,604
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	300,000	309,564
South Bayside, CA, Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 5%, 2012	400,000	429,372
South Bayside, CA, Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 5%, 2013	400,000	433,728
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010	400,000	413,220

		$3,271,898

State & Agency - Other – 1.1%
Kentucky Property & Buildings Commerce Rev. (Project Number 69), “A”, FSA, 5.5%, 2011	$500,000	$532,445

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – continued
New York Dormitory Authority Rev. (City University), NATL, 5.25%, 2011	$1,270,000	$1,333,856
Puerto Rico Government Development Bank, “B”, 5%, 2014	2,500,000	2,636,700
Tulsa County, OK, Industrial Authority Educational Facilities Lease Rev. (Jenks Public School), 5%, 2012	1,000,000	1,093,490

		$5,596,491

State & Local Agencies – 5.3%
Alabama Public School & College Authority, “A”, 5%, 2015	$2,000,000	$2,234,860
Arizona Certificates of Participation, “A”, 5%, 2012	1,000,000	1,088,210
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,067,150
California Statewide Communities Development Authority Rev. (Proposition 1A Receivables Program), 5%, 2013	2,000,000	2,139,040
Florida Department Management Services Rev. “A”, FSA, 5.25%, 2015	1,875,000	2,119,969
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AMBAC, 5%, 2020	2,200,000	2,146,144
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 5.5%, 2013 (c)	1,000,000	1,134,580
Hamilton Heights School Building Corp., First Mortgage, “N”, FSA, 5%, 2014	1,875,000	2,143,408
Hampton, VA, Museum Rev., 5%, 2014	760,000	839,314
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013	305,000	309,926
New Jersey Economic Development Authority Rev., FSA, 5%, 2029 (b)	1,000,000	1,103,840
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (b)	1,000,000	1,086,200
New York Tobacco Settlement Financing Corp., “B-1”, 5.25%, 2013	360,000	360,076
New York Tobacco Settlement Financing Corp., “B-1C”, 5.5%, 2019	1,000,000	1,062,910
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	744,100
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 2015	2,420,000	2,535,337
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,827,825
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,445,175
Virginia Public School Authority, 5%, 2013	1,000,000	1,123,960
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	88,771
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	226,002

		$27,826,797

Student Loan Revenue – 1.0%
New Jersey Higher Education Assistance Authority Student Loan Rev., “1A”, 4%, 2012	$2,000,000	$2,132,720
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,234,510

		$5,367,230

Tax - Other – 1.6%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,718,700
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	885,761
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	2,803,328
New York City, NY, Transitional Finance Authority Rev., 5%, 2011	625,000	672,875
New York City, NY, Transitional Finance Authority Rev., “A”, 5%, 2014	1,000,000	1,145,850
Virgin Islands Public Finance Authority Rev., “A”, 6%, 2014	400,000	439,932
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2013	200,000	213,620
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2014	250,000	268,213

		$8,148,279

Tax Assessment – 0.1%
Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG, 5%, 2011	$570,000	$588,194

Tobacco – 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$1,790,000	$1,653,674
New Jersey Tobacco Settlement Financing Corp.,, 6.75%, 2013 (c)	1,460,000	1,727,209
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	4,155,000	3,892,778

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2022	$145,000	$151,102
Southern California Tobacco Settlement Authority Rev., “A”, 5.625%, 2012 (c)	1,000,000	1,111,040
Virginia Tobacco Settlement Financing Corp., 5.25%, 2019	560,000	584,002

		$9,119,805

Toll Roads – 0.7%
Pennsylvania Turnpike Commission Rev., “C”, 0.72%, 2011	$500,000	$500,130
Triborough, NY, Bridge & Tunnel Authority Rev., “A-1”, 4%, 2038 (b)	3,000,000	3,226,650

		$3,726,780

Transportation - Special Tax – 2.2%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,201,240
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011	1,000,000	1,045,390
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	3,000,000	3,442,650
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	2,395,000	2,743,281
New Jersey Transportation Trust Fund Authority, NATL, 5%, 2011 (c)	1,000,000	1,082,330
Texas Transportation Commission Rev., 5%, 2011	725,000	762,461

		$11,277,352

Universities - Colleges – 13.4%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$1,000,000	$1,064,950
Biola University, CA, Authority Rev., 5%, 2018	550,000	557,689
California Educational Facilities Authority Rev. (Pitzer College), 5%, 2016	1,395,000	1,497,212
Central Michigan University Rev., 5%, 2017	1,760,000	1,926,074
Cumberland County, PA, Municipal Authority Rev., AICUP Financing (Dickinson College), “Q1”, 2.75%, 2039 (b)	400,000	404,008
District of Columbia University Rev. (Georgetown University), “A”, 5%, 2013	1,400,000	1,519,924
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 4.35%, 2014	640,000	658,688
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,108,207
Harris County, TX, Cultural Educational Facilities Finance Corp. (Baylor College of Medicine), 4%, 2011	500,000	515,285
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “A”, 5%, 2014	600,000	650,268
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (b)	500,000	504,245
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 2016	1,000,000	996,790
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	1,975,020
Illinois Finance Authority Rev. (Roosevelt University), 5%, 2015	1,000,000	1,025,520
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,126,330
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 2014	2,250,000	2,266,110
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	150,000	159,029
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,552,137
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,000,000	1,039,890
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 2017	1,905,000	1,914,506
Massachusetts Health & Educational Facilities Authority Rev. (Amherst College), “K- 2”, 2.75%, 2038 (b)	1,000,000	1,023,590
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.25%, 2012	375,000	415,913
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), 4.1%, 2037 (b)	1,000,000	1,035,050
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 4.125%, 2037 (b)	1,000,000	1,032,860
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2014	1,010,000	1,094,204
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2016	1,115,000	1,177,217

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 2.5%, 2011	$760,000	$775,177
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 2.5%, 2012	585,000	601,327
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 3%, 2013	855,000	889,944
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), “H”, 3%, 2014	680,000	701,298
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,311,114
Medical Center Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,448,550
Michigan University Rev. (Wayne State University), “A”, 5%, 2013	1,000,000	1,099,170
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities (Vanderbilt University), “B”, 5%, 2012	1,000,000	1,107,280
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,710,000	1,863,404
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5%, 2015	500,000	530,085
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 2.75%, 2036 (b)	1,190,000	1,232,543
Ohio State University Rev., “A”, 5%, 2012	1,500,000	1,664,640
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.5%, 2012	685,000	699,851
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	1,250,000	1,262,900
Southeast Missouri State University, System Facilities Rev., NATL, 5.625%, 2010	250,000	251,763
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame Du Lac), 3.875%, 2040 (b)	1,000,000	1,042,120
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,098,990
Texas A&M University Rev., “A”, 5%, 2015	750,000	865,103
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,207,780
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,057,500
University of Arkansas Rev. (Fayetteville Campus), “A”, 3%, 2014	500,000	520,440
University of Delaware Rev., “A”, 2%, 2037 (b)	1,200,000	1,209,588
University of Delaware Rev., “B”, 4%, 2013	1,500,000	1,648,110
University of Michigan Rev., “A”, 4%, 2014	750,000	827,265
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,062,420
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	2,000,000	2,313,420
University of Texas, Permanent University Fund, “B”, 5%, 2020	500,000	578,185
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,096,270
University of Texas, Permanent University Fund, “D”, 5%, 2018	1,000,000	1,129,340
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,179,380
Utah Board of Regents Rev. (University of Utah), “A”, 4%, 2014	200,000	219,838
Washington Higher Education Facilities Authority Rev. (Gonzaga University), “A”, 5%, 2014	3,315,000	3,606,256
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,124,180
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 2013	830,000	914,062
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 2013	540,000	594,691

		$69,974,700

Universities - Dormitories – 0.4%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,061,180

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
Northern California Power Agency Capital Facilities Rev., “A”, 2%, 2012	$1,000,000	$1,014,410

		$2,075,590

Universities - Secondary Schools – 0.0%
District of Columbia Rev. (Gonzaga College High School), FSA, 5%, 2012	$215,000	$221,465

Utilities - Investor Owned – 5.7%
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	$1,260,000	$1,217,538
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co.), 4.95%, 2048 (b)	1,000,000	1,043,210
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, SYNCORA, 4.1%, 2028 (b)	500,000	519,210
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (b)	1,000,000	1,026,590
Connecticut Pollution Control Development Authority Rev. (Connecticut Light & Power Co.), “A”, 5.25%, 2031 (b)	1,000,000	1,008,140
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), “A”, FGIC, 4%, 2032 (b)	695,000	697,161
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “C”, AMBAC, 5.7%, 2016	2,000,000	2,007,000
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (b)	1,000,000	1,052,600
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,042,120
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,043,740
Jasper County, IN, Pollution Control Rev. (Northern Indiana Public Service), NATL, 4.15%, 2010	500,000	502,090
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), “B”, 4.875%, 2027 (b)	420,000	453,201
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	325,000	346,980
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,194,571
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	220,000	232,912
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP - Texas Central Co.), 5.125%, 2030 (b)	1,000,000	1,038,440
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 3.05%, 2024 (b)	1,000,000	1,016,580
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.25%, 2029 (b)	1,000,000	1,045,930
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), SYNCORA, 5.25%, 2017 (b)	1,000,000	1,044,880
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,049,280
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 2027 (b)	1,000,000	997,590
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 7.125%, 2027 (b)	1,565,000	1,673,063
New York Energy Research & Development Authority (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,185,291
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), 5.25%, 2023 (b)	1,500,000	1,561,380
Pennsylvania Economic Development Financing Authority (Exelon Generation Co. LLC), “A”, 5%, 2042 (b)	1,450,000	1,527,387
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,135,000	2,112,220
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	305,000	292,529
Titus County, TX, Fresh Water Supply District, (Southwestern Electric Power Co.), 4.5%, 2011	500,000	511,180

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	$1,000,000	$1,064,510

		$29,507,323

Utilities - Municipal Owned – 3.5%
California Department of Water Resources, Power Supply Rev., “A”, 5.5%, 2010	$600,000	$607,542
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	1,260,000	1,328,216
Dalton, GA, Utilities Rev., FSA, 6%, 2012	500,000	546,400
Energy Northwest, WA, Wind Project Rev., NATL, 5%, 2013	280,000	306,494
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,116,800
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (b)	1,500,000	1,625,520
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011	500,000	529,785
Lakeland, FL, Energy System Rev., 0.95%, 2012	2,000,000	2,011,560
Lower Colorado River Authority, TX, Rev., “A”, ETM, NATL, 5%, 2011 (c)	30,000	31,709
Lower Colorado River Authority, TX, Rev., “N”, NATL, 5%, 2011	470,000	492,485
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011	60,000	60,500
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power), AMBAC, 4.625%, 2036 (b)	1,000,000	1,006,170
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,102,780
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5.5%, 2013	500,000	558,270
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2012	650,000	715,208
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2013	1,335,000	1,502,342
Puerto Rico Electric Power Authority, Power Rev., “CC”, FSA, 5%, 2010	700,000	700,882
Salt River, AZ, Agricultural Improvement (Salt River), “A”, 5%, 2011	500,000	521,460
Southern California Public Power Authority (San Juan), “A”, FSA, 5.375%, 2012	595,000	643,439
Southern Minnesota Municipal Power Agency, Power Supply System Rev., “A”, 5%, 2015	375,000	415,688
Tacoma, WA, Electric Systems Rev., “A”, FSA, 5.5%, 2011	500,000	522,885
Vermont Public Power Supply Authority Rev. (Swanton Peaking), “A”, ASSD GTY, 3%, 2013	875,000	906,343
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.25%, 2014	200,000	205,178
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.75%, 2016	600,000	614,382
Wyoming Municipal Power Agency Power Supply System Rev. “A”, 3.875%, 2017	300,000	305,736

		$18,377,774

Utilities - Other – 1.4%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2015	$190,000	$200,414
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2016	1,175,000	1,231,001
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 2016	365,000	377,067
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	1,000,000	1,003,560
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	270,000	286,227
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	1,350,000	1,396,980
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	355,000	368,529
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	1,007,440
Texas SA Energy Acquisition Public Facilities Corp., Gas Supply Rev., 5%, 2012	1,500,000	1,607,070

		$7,478,288

Water & Sewer Utility Revenue – 6.3%
Allentown, PA, Water Rev., Guaranteed, AMBAC, 5%, 2011	$925,000	$964,165
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	1,185,000	1,320,588
Birmingham, AL, Waterworks Board Water Rev., 3%, 2015	3,730,000	3,696,803
Fond du Lac, WS, Waterworks Rev., “B”, 4.5%, 2010	1,500,000	1,508,805
Harrison County, MS, Wastewater Treatment Facilities, “A”, ETM, FGIC, 5.5%, 2011 (c)	400,000	420,104
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,665,888
Houston, TX, Utilities Systems Rev., “A”, FSA, 5%, 2012	1,500,000	1,639,125

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
King County, WA, Sewer Rev., FGIC, 5.25%, 2012	$750,000	$810,180
Michigan Municipal Bond Authority, Clean Water Rev., 5.25%, 2011	1,000,000	1,073,960
Michigan Municipal Bond Authority, Clean Water Rev., 5.375%, 2014	1,920,000	2,120,237
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,096,370
New York Environmental Facilities Corp., 5%, 2012	2,085,000	2,285,744
New York Environmental Facilities Corp., “I”, 5%, 2013	1,000,000	1,127,830
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2013	540,000	599,270
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,338,880
Ohio Water Development Authority, Water Pollution Control Rev. (Water Quality), “A”, 3.25%, 2013	1,470,000	1,568,505
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,458,059
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	745,159
Toledo, OH, Waterworks Rev., NATL, 4.75%, 2017	2,000,000	2,014,140
Truckee Meadows, NV, Water Authority, “A”, FSA, 5.5%, 2011	1,000,000	1,066,400
Utah Water Finance Agency Rev., “A”, AMBAC, 5%, 2012	500,000	544,105
Virginia Resources Authority, Clean Water Rev., 5%, 2019	1,980,000	2,240,489
Wilsonville, OR, Water Systems Rev., NATL, 5%, 2010	300,000	304,344

		$32,609,150

Total Municipal Bonds		$489,883,658

Floating Rate Demand Notes – 1.5%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.18%, due 2/01/10	$2,900,000	$2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.18%, due 2/01/10	3,200,000	3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.18%, due 2/01/10	1,600,000	1,600,000

Total Floating Rate Demand Notes		$7,700,000

Money Market Funds (v) – 3.3%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	17,178,601	$17,178,601

Total Investments		$514,762,259

Other Assets, Less Liabilities – 1.3%		6,991,903

Net Assets – 100.0%		$521,754,162

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$489,883,658	$—	$489,883,658
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	17,178,601	—	—	17,178,601

Total Investments	$17,178,601	$497,583,658	$—	$514,762,259

For further information regarding security characteristics, see the Portfolio of Investments. In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$500,966,038

Gross unrealized appreciation	$14,395,949
Gross unrealized depreciation	(599,728)

Net unrealized appreciation (depreciation)	$13,796,221

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Municipal Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,038,524	169,529,062	(160,388,985)	17,178,601

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,170	$17,178,601

MFS® Research Bond Fund

1/31/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Bonds – 96.4%
Airlines – 0.5%
American Airlines, Inc., 3.857%, 2010	$186,969	$183,679
Continental Airlines, Inc., 7.25%, 2019	3,300,000	3,366,000
Delta Air Lines, Inc., 7.75%, 2019	7,896,000	8,310,540

		$11,860,219

Asset Backed & Securitized – 10.4%
Anthracite CDO III Ltd., 6.077%, 2039 (z)	$5,000,000	$500,000
Anthracite Ltd., CDO, FRN, “A”, 0.591%, 2019 (z)	9,939,460	6,858,228
ARCap REIT, Inc., CDO, 6.1%, 2045 (z)	4,149,000	342,293
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (z)	2,354,000	194,205
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (z)	1,218,795	45,705
Banc of America Commercial Mortgage, Inc., 5.62%, 2051	2,494,000	2,490,625
Bayview Commercial Asset Trust, FRN, 0.541%, 2035 (z)	816,354	512,650
Bayview Commercial Asset Trust, FRN, 2.15%, 2035 (i)(z)	27,893,273	1,475,554
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	20,643,740	1,151,921
Bayview Commercial Asset Trust, FRN, 0.501%, 2036 (z)	639,990	410,741
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	21,593,759	1,261,076
Bayview Commercial Asset Trust, FRN, 2.391%, 2036 (i)(z)	35,962,984	2,668,453
Bayview Commercial Asset Trust, FRN, 2.331%, 2036 (i)(z)	17,324,456	1,394,619
Bayview Commercial Asset Trust, FRN, 2.757%, 2037 (i)(z)	39,119,239	2,992,622
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013 (i)(z)	13,850,113	699,431
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	1,322,871	1,292,613
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	984,285
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	3,976,000	3,489,897
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.831%, 2040 (z)	4,003,773	1,702,404
Brascan Real Estate, CDO, FRN, 1.849%, 2040 (z)	418,000	16,720
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	4,660,000	4,287,200
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	15,744,017	14,166,603
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.224%, 2044	5,890,000	6,056,201
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.224%, 2044	400,000	357,054
Commercial Mortgage Asset Trust, FRN, 0.847%, 2032 (i)(z)	3,245,711	87,518
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	6,586,305	5,943,459
Commercial Mortgage Pass-Through Certificates, FRN, 0.423%, 2017 (n)	1,500,000	1,446,555
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	1,104,278	809,950
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	3,720,000	2,469,998
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	6,617,286
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,264,862	4,096,743
Credit-Based Asset Servicing & Securitization LLC, 5.737%, 2037	1,920,000	909,846
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	2,165,154	2,025,646
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037	2,300,000	865,592
Crest G-Star, CDO, 6.95%, 2032 (z)	6,526,000	3,589,300
Crest Ltd., “A1”, 0.731%, 2018 (z)	6,005,585	4,414,105
Crest Ltd., “B”, 1.599%, 2035 (z)	5,585,000	4,635,550
CWCapital LLC, 5.223%, 2048	6,335,000	5,682,133
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,361,066	1,437,668
DLJ Commercial Mortgage Corp., 7.95%, 2033	1,000,000	1,032,145
E*TRADE RV & Marine Trust, 3.62%, 2018	627,467	631,522
Falcon Franchise Loan LLC, FRN, 3.038%, 2023 (i)(z)	322,578	15,253
Falcon Franchise Loan LLC, FRN, 3.67%, 2025 (i)(z)	6,850,237	478,832
First Union National Bank Commercial Mortgage Trust, FRN, 0.897%, 2043 (i)(n)	26,022,236	181,872
First Union-Lehman Brothers Bank of America, FRN, 0.451%, 2035 (i)	7,298,071	140,498
Ford Credit Auto Lease Trust, 1.04%, 2013 (z)	15,645,000	15,643,805
GE Capital Commercial Mortgage Corp., 6.269%, 2035	2,042,000	2,170,290
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	3,487,581	1,829,969
Gramercy Real Estate Ltd., CDO, FRN, 0.569%, 2035 (z)	1,260,000	756,000
Household Credit Card Master Note Trust, 0.783%, 2013	11,749,000	11,728,794

1

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Asset Backed & Securitized – continued
IMPAC CMB Trust, FRN, 0.971%, 2034	$258,550	$189,452
IMPAC CMB Trust, FRN, 1.151%, 2034	129,275	38,064
IMPAC Secured Assets Corp., FRN, 0.581%, 2036	1,086,403	871,210
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,204,126
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	7,928,157	7,052,911
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.35%, 2042 (n)	4,180,000	1,354,128
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	11,798,000	11,074,076
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	10,140,000	10,006,712
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	7,437,193	6,791,834
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.99%, 2051	11,321,185	11,323,913
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	2,100,000	1,799,623
KKR Financial CLO Ltd., “C”, CDO, FRN, 1.722%, 2021 (n)(p)	7,292,322	4,703,548
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.328%, 2035 (i)	3,069,020	167,165
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037	2,541,879	511,301
Merrill Lynch Mortgage Trust, FRN, 5.656%, 2039	2,857,000	2,897,727
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	8,120,000	2,270,415
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	16,897,000	15,277,747
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	6,810,000	5,875,607
Morgan Stanley Capital I, Inc., FRN, 1.573%, 2031 (i)(z)	2,271,132	41,084
Mortgage Capital Funding, Inc., FRN, 1.975%, 2031 (i)	224,971	86
Nationslink Funding Corp., FRN, 1.326%, 2030 (i)	1,008,578	33,621
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	869,480	861,990
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	460,724
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	1,666,757	1,021,119
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	933,599	917,868
Preferred Term Securities XIX Ltd., CDO, FRN, 0.604%, 2035 (z)	7,788,740	3,972,257
Prudential Securities Secured Financing Corp., FRN, 6.9%, 2013 (z)	1,905,000	2,011,793
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	4,852,000	3,917,262
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	8,795,000	2,448,043
RMAC PLC, FRN, 0.454%, 2036 (n)	1,905	1,881
Salomon Brothers Mortgage Securities, Inc., FRN, 6.841%, 2032 (z)	3,262,500	3,430,974
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,614,679	1,450,815
Structured Asset Securities Corp., FRN, 0.471%, 2035	555,575	469,400
Thornburg Mortgage Securities Trust, FRN, 0.911%, 2043	44,935	38,511
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	1,900,000	1,945,835

		$242,424,251

Automotive – 0.1%
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	$1,925,000	$1,997,320

Broadcasting – 0.4%
Inmarsat Finance PLC, 7.375%, 2017 (n)	$5,705,000	$5,854,756
News America, Inc., 8.5%, 2025	120,000	145,334
News America, Inc., 6.9%, 2039 (n)	2,876,000	3,182,964

		$9,183,054

Brokerage & Asset Managers – 0.4%
INVESCO PLC, 5.625%, 2012	$4,255,000	$4,436,612
TD AMERITRADE Holding Corp., 5.6%, 2019	5,512,000	5,571,386

		$10,007,998

Building – 0.6%
CEMEX Finance LLC, 9.5%, 2016 (n)	$5,415,000	$5,509,763
CRH America, Inc., 6.95%, 2012	1,250,000	1,360,023
CRH PLC, 8.125%, 2018	5,764,000	6,813,913

		$13,683,699

Cable TV – 2.0%
Charter Communications Holding Co., LLC, 10.875%, 2014 (n)	$4,015,000	$4,496,800

2

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Comcast Cable Communications LLC, 6.75%, 2011	$4,000	$4,220
Comcast Corp., 5.45%, 2010	300,000	309,713
Cox Communications, Inc., 4.625%, 2013	600,000	636,332
Cox Communications, Inc., 9.375%, 2019 (z)	10,194,000	13,242,516
DIRECTV Holdings LLC, 7.625%, 2016	7,919,000	8,671,305
TCI Communications, Inc., 9.8%, 2012	1,703,000	1,939,625
Time Warner Cable, Inc., 5%, 2020	10,340,000	10,094,621
Time Warner Entertainment Co. LP, 8.375%, 2033	5,117,000	6,215,180

		$45,610,312

Chemicals – 1.0%
Ashland, Inc., 9.125%, 2017 (n)	$4,820,000	$5,253,800
Dow Chemical Co., 8.55%, 2019	5,150,000	6,158,988
Dow Chemical Co., 9.4%, 2039	3,264,000	4,304,230
Nalco Co., 8.25%, 2017 (n)	5,500,000	5,830,000
Yara International A.S.A., 5.25%, 2014 (n)	2,700,000	2,860,269

		$24,407,287

Computer Software – 0.5%
Adobe Systems, Inc., 4.75%, 2020	$11,430,000	$11,402,968

Conglomerates – 0.3%
American Standard Cos., Inc., 7.625%, 2010	$5,745,000	$5,755,174
Kennametal, Inc., 7.2%, 2012	525,000	553,482

		$6,308,656

Consumer Products – 0.3%
Newell Rubbermaid, Inc., 5.5%, 2013	$5,547,000	$5,870,823

Consumer Services – 0.6%
Corrections Corp. of America, 7.75%, 2017	$3,155,000	$3,241,763
Western Union Co., 5.4%, 2011	9,060,000	9,709,321

		$12,951,084

Containers – 0.5%
Greif, Inc., 7.75%, 2019	$5,615,000	$5,797,488
Owens-Illinois, Inc., 7.375%, 2016	5,710,000	5,938,400

		$11,735,888

Defense Electronics – 0.9%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$7,306,000	$7,791,783
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	2,705,000	2,977,229
L-3 Communications Corp., 5.875%, 2015	10,867,000	11,002,838

		$21,771,850

Electronics – 0.4%
Tyco Electronics Group S.A., 6.55%, 2017	$5,330,000	$5,793,838
Tyco Electronics Group S.A., 7.125%, 2037	2,710,000	2,971,171

		$8,765,009

Emerging Market Quasi-Sovereign – 1.9%
Export-Import Bank of Korea, 5.875%, 2015	$2,781,000	$2,986,035
Gaz Capital S.A., 8.125%, 2014 (n)	6,415,000	6,968,294
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	4,766,000	5,874,095
Majapahit Holding B.V., 7.75%, 2020 (n)	7,231,000	7,484,085
Petroleos Mexicanos, 6%, 2020 (z)	5,395,000	5,329,613
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	5,455,000	6,150,513
Qtel International Finance Ltd., 7.875%, 2019 (n)	3,567,000	4,056,721
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	5,966,000	6,532,967

		$45,382,323

3

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 1.0%
Republic of Croatia, 6.75%, 2019 (n)	$6,810,000	$7,213,690
Republic of Indonesia, 5.875%, 2020 (z)	3,206,000	3,250,083
Republic of Uruguay, 8%, 2022	3,835,000	4,385,323
Republic of Uruguay, 6.875%, 2025	1,851,000	1,934,295
State of Qatar, 4%, 2015 (n)	3,562,000	3,566,453
State of Qatar, 5.25%, 2020 (n)	4,059,000	4,074,221

		$24,424,065

Energy - Independent – 0.6%
Anadarko Petroleum Corp., 6.95%, 2019	$4,110,000	$4,690,057
Apache Corp., 7.375%, 2047	37,000	46,622
Pioneer Natural Resources Co., 6.65%, 2017	4,730,000	4,648,568
Questar Market Resources, Inc., 6.8%, 2020	5,158,000	5,726,025

		$15,111,272

Energy - Integrated – 1.0%
Hess Corp., 8.125%, 2019	$4,990,000	$6,087,845
Petro-Canada, 6.05%, 2018	7,280,000	7,932,186
TNK-BP Finance S.A., 6.25%, 2015 (z)	1,436,000	1,429,218
TNK-BP Finance S.A., 7.25%, 2020 (z)	6,874,000	6,812,134

		$22,261,383

Entertainment – 0.0%
Time Warner, Inc., 6.875%, 2012	$100,000	$110,667

Financial Institutions – 1.0%
General Electric Capital Corp., 5.5%, 2020	$9,060,000	$8,972,517
GMAC, Inc., 6.875%, 2011	7,910,000	7,910,000
Household Finance Corp., 7%, 2012	170,000	186,671
HSBC Finance Corp., 6.75%, 2011	20,000	21,189
International Lease Finance Corp., 5%, 2010	868,000	862,282
International Lease Finance Corp., 6.375%, 2013	5,431,000	4,567,683
International Lease Finance Corp., 5.875%, 2013	987,000	830,718

		$23,351,060

Food & Beverages – 1.6%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$13,379,000	$15,869,033
BFF International Ltd., 7.25%, 2020 (z)	553,000	546,779
Del Monte Foods Co., 7.5%, 2019 (n)	475,000	488,063
Dr. Pepper Snapple Group, Inc., 1.7%, 2011	2,000,000	2,010,702
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	8,044,000	9,144,701
Miller Brewing Co., 5.5%, 2013 (n)	9,295,000	10,018,820

		$38,078,098

Forest & Paper Products – 0.3%
Georgia-Pacific Corp., 7.125%, 2017 (n)	$5,825,000	$5,970,625

Gaming & Lodging – 0.3%
Wyndham Worldwide Corp., 6%, 2016	$7,828,000	$7,579,461

Insurance – 1.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$6,333,000	$4,983,121
MetLife, Inc., 5.375%, 2012	300,000	325,601
Metropolitan Life Global Funding, 5.125%, 2013 (n)	6,580,000	7,088,522
Metropolitan Life Global Funding, 5.125%, 2014 (n)	2,570,000	2,753,346
Prudential Financial, Inc., 6%, 2017	2,346,000	2,490,324
Unum Group, 7.125%, 2016	2,220,000	2,379,820
UnumProvident Corp., 6.85%, 2015 (n)	7,413,000	7,918,048

		$27,938,782

4

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.7%
Humana, Inc., 7.2%, 2018	$6,010,000	$6,536,049
Unitedhealth Group, Inc., 4.875%, 2013	9,117,000	9,733,647

		$16,269,696

Insurance - Property & Casualty – 1.0%
AXIS Capital Holdings Ltd., 5.75%, 2014	$14,625,000	$15,371,796
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (z)	2,405,000	2,164,500
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	432,000	369,062
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2032 (n)	6,524,000	5,806,360

		$23,711,718

International Market Quasi-Sovereign – 1.6%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$4,730,000	$4,797,034
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	3,821,000	3,811,593
ING Bank N.V., 3.9%, 2014 (n)	6,800,000	7,084,104
NIBC Bank N.V., 2.8%, 2014 (z)	4,940,000	4,924,395
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	8,520,000	8,717,843
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	8,202,489

		$37,537,458

Local Authorities – 0.2%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$3,350,000	$3,844,125

Machinery & Tools – 0.2%
Case New Holland, Inc., 7.75%, 2013 (n)	$4,553,000	$4,678,208

Major Banks – 6.7%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$2,060,000	$1,462,600
Bank of America Corp., 5.65%, 2018	21,590,000	21,792,903
Bank of America Corp., 8% to 2018, FRN to 2049	3,357,000	3,187,304
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	6,500,000	6,272,500
Credit Suisse (USA), Inc., 6%, 2018	9,110,000	9,618,128
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	2,833,000	2,896,743
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	4,813,225
Goldman Sachs Group, Inc., 7.5%, 2019	5,607,000	6,498,956
JPMorgan Chase & Co., 6%, 2017	5,000,000	5,365,370
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,513,118
JPMorgan Chase Capital XXVII, 7%, 2039	5,910,000	6,112,122
Macquarie Group Ltd., 6%, 2020 (z)	6,942,000	6,860,508
Merrill Lynch & Co., Inc., 6.15%, 2013	9,520,000	10,299,698
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	6,885,445
Morgan Stanley, 5.75%, 2016	7,752,000	8,199,259
Morgan Stanley, 6.625%, 2018	10,150,000	11,098,538
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	4,015,000	3,886,211
PNC Funding Corp., 5.625%, 2017	12,270,000	12,824,714
Santander UK PLC, 3.875%, 2014 (n)	5,520,000	5,595,906
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	2,483,000	2,458,170
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	8,970,000	9,300,823
Wachovia Corp., 7.8%, 2010	250,000	259,525
Wachovia Corp., 6.605%, 2025	2,393,000	2,341,474
Wells Fargo & Co., FRN, 7.98% to 2018, FRN to 2049	4,170,000	4,211,700
Wells Fargo Bank NA, 6.45%, 2011	200,000	211,058

		$156,965,998

Medical & Health Technology & Services – 1.2%
Fisher Scientific International, Inc., 6.125%, 2015	$11,945,000	$12,497,456
HCA, Inc., 7.875%, 2020 (z)	6,430,000	6,606,825
Hospira, Inc., 5.55%, 2012	3,720,000	3,994,540
Hospira, Inc., 6.05%, 2017	3,920,000	4,242,581

		$27,341,402

5

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.8%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	$12,080,000	$13,076,600
Gerdau Holdings, Inc., 7%, 2020 (n)	8,720,000	8,763,600
International Steel Group, Inc., 6.5%, 2014	8,404,000	9,170,932
Peabody Energy Corp., 5.875%, 2016	5,520,000	5,409,600
Peabody Energy Corp., “B”, 6.875%, 2013	5,000	5,069
Vale Overseas Ltd., 6.875%, 2039	4,720,000	4,819,743

		$41,245,544

Mortgage Backed – 15.7%
Fannie Mae, 6.022%, 2010	$9,400,000	$9,753,973
Fannie Mae, 4.506%, 2011	1,437,205	1,475,696
Fannie Mae, 4.701%, 2011	2,278,737	2,349,748
Fannie Mae, 4.79%, 2012	2,966,537	3,115,022
Fannie Mae, 4.86%, 2012 - 2014	3,590,523	3,904,351
Fannie Mae, 5.29%, 2012	1,868,872	1,991,285
Fannie Mae, 4.518%, 2013	1,074,295	1,135,570
Fannie Mae, 4.543%, 2013	2,305,008	2,445,033
Fannie Mae, 4.845%, 2013	2,581,642	2,760,719
Fannie Mae, 5.37%, 2013	1,120,365	1,201,314
Fannie Mae, 4.61%, 2014	1,481,863	1,577,778
Fannie Mae, 4.62%, 2014 - 2015	4,390,041	4,691,571
Fannie Mae, 4.77%, 2014	1,790,710	1,917,236
Fannie Mae, 4.839%, 2014	4,068,756	4,354,515
Fannie Mae, 5.05%, 2014	1,222,759	1,319,623
Fannie Mae, 5.592%, 2014	2,559,986	2,793,969
Fannie Mae, 4.53%, 2015	1,196,722	1,262,424
Fannie Mae, 4.56%, 2015	23,197	24,561
Fannie Mae, 4.6%, 2015	1,915,678	2,026,766
Fannie Mae, 4.665%, 2015	1,211,229	1,286,784
Fannie Mae, 4.78%, 2015	2,636,040	2,809,731
Fannie Mae, 4.815%, 2015	1,863,000	1,988,639
Fannie Mae, 4.85%, 2015	1,457,871	1,562,370
Fannie Mae, 4.856%, 2015	28,964	30,770
Fannie Mae, 4.87%, 2015	1,228,013	1,312,576
Fannie Mae, 4.89%, 2015	381,551	408,487
Fannie Mae, 4.925%, 2015	4,744,255	5,093,582
Fannie Mae, 4.94%, 2015	2,616,000	2,774,054
Fannie Mae, 5%, 2016 - 2027	7,633,420	7,960,829
Fannie Mae, 5.09%, 2016	2,861,259	3,088,724
Fannie Mae, 5.5%, 2016 - 2039	100,238,617	106,467,025
Fannie Mae, 5.574%, 2016	2,452,826	2,679,831
Fannie Mae, 5.605%, 2016	5,379,180	5,902,711
Fannie Mae, 5.93%, 2016	1,294,930	1,450,679
Fannie Mae, 5.155%, 2017	4,580,109	4,919,768
Fannie Mae, 5.28%, 2017	2,707,000	2,938,524
Fannie Mae, 5.724%, 2017	1,507,362	1,657,073
Fannie Mae, 4.88%, 2020	856,464	909,820
Fannie Mae, 5.19%, 2020	2,911,850	3,072,228
Fannie Mae, 5.35%, 2023	2,096,240	2,231,594
Fannie Mae, 6%, 2029 - 2038	23,600,298	25,253,902
Fannie Mae, 6.5%, 2031 - 2033	843,408	925,023
Freddie Mac, 4.5%, 2015 - 2028	10,581,951	10,901,424
Freddie Mac, 5%, 2016 - 2028	12,242,890	12,736,851
Freddie Mac, 5.5%, 2017 - 2037	39,575,798	42,066,013
Freddie Mac, 4%, 2024	306,171	307,558
Freddie Mac, 6%, 2033 - 2038	18,342,361	19,743,654

6

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Ginnie Mae, 6%, 2034 - 2038	$16,339,738	$17,490,192
Ginnie Mae, 5.5%, 2038 - 2039	25,160,025	26,677,463

		$366,749,033

Municipals – 2.0%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$17,995,000	$20,171,495
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	7,970,000	8,852,359
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	15,335,000	18,589,394

		$47,613,248

Natural Gas - Distribution – 0.3%
EQT Corp., 8.125%, 2019	$5,171,000	$6,230,771

Natural Gas - Pipeline – 1.8%
CenterPoint Energy, Inc., 7.875%, 2013	$11,585,000	$13,287,149
Enterprise Products Operating LP, 5.65%, 2013	1,802,000	1,944,617
Enterprise Products Partners LP, 6.3%, 2017	7,590,000	8,362,670
Kinder Morgan Energy Partners LP, 6.75%, 2011	110,000	116,057
Kinder Morgan Energy Partners LP, 6%, 2017	7,542,000	8,160,633
Spectra Energy Capital LLC, 8%, 2019	8,284,000	9,985,037

		$41,856,163

Network & Telecom – 1.9%
CenturyTel, Inc., 7.6%, 2039	$7,550,000	$7,909,267
Telecom Italia Capital, 7.175%, 2019	8,691,000	9,759,715
Telemar Norte Leste S.A., 9.5%, 2019 (n)	4,492,000	5,345,480
Verizon New York, Inc., 6.875%, 2012	14,320,000	15,743,966
Windstream Corp., 8.625%, 2016	6,080,000	6,239,600

		$44,998,028

Oil Services – 0.3%
Smith International, Inc., 9.75%, 2019	$5,750,000	$7,526,733

Other Banks & Diversified Financials – 2.7%
Capital One Financial Corp., 6.15%, 2016	$6,690,000	$6,861,578
Capital One Financial Corp., 8.8%, 2019	4,260,000	5,165,974
Citigroup, Inc., 6.125%, 2018	11,130,000	11,178,816
Citigroup, Inc., 8.5%, 2019	5,320,000	6,202,769
Citigroup, Inc., 8.125%, 2039	3,360,000	3,810,136
Groupe BPCE S.A., FRN, 12.5% to 2019, FRN to 2049 (n)	5,404,000	6,492,213
Lloyds TSB Bank PLC, 5.8%, 2020 (z)	5,210,000	5,152,138
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,161,000	1,003,991
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	6,801,000	6,274,501
Swedbank AB, 9% to 2010, FRN to 2049 (n)	3,120,000	3,057,600
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,530,000	5,411,738
UFJ Finance Aruba AEC, 6.75%, 2013	980,000	1,101,261
Woori America Bank, 7%, 2015 (n)	2,270,000	2,499,286

		$64,212,001

Pollution Control – 0.8%
Allied Waste North America, Inc., 6.875%, 2017	$9,660,000	$10,432,800
Republic Services, Inc., 5.25%, 2021 (n)	7,150,000	7,225,218

		$17,658,018

Precious Metals & Minerals – 0.3%
Teck Resources Ltd., 10.25%, 2016	$1,020,000	$1,165,350
Teck Resources Ltd., 6.125%, 2035	5,330,000	4,770,350

		$5,935,700

7

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$3,090,000	$3,301,269

Real Estate – 2.2%
HRPT Properties Trust, REIT, 6.25%, 2016	$9,514,000	$9,531,706
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	3,038,136
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	7,870,360
Liberty Property LP, REIT, 5.5%, 2016	8,890,000	8,675,955
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	2,080,000	2,047,504
ProLogis, REIT, 5.75%, 2016	2,407,000	2,379,981
Simon Property Group, Inc., REIT, 6.1%, 2016	5,269,000	5,663,279
Simon Property Group, Inc., REIT, 5.65%, 2020	3,980,000	3,982,889
Vornado Realty Trust, REIT, 4.75%, 2010	798,000	816,011
WEA Finance LLC, REIT, 6.75%, 2019 (n)	6,948,000	7,555,846

		$51,561,667

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011	$7,093,000	$7,657,149

Retailers – 0.5%
J.C. Penney Corp., Inc., 8%, 2010	$2,307,000	$2,312,768
Wesfarmers Ltd., 6.998%, 2013 (n)	9,110,000	10,100,266

		$12,413,034

Specialty Stores – 0.3%
Best Buy Co., Inc., 6.75%, 2013	$6,570,000	$7,350,325

Supermarkets – 0.3%
Delhaize America, Inc., 9%, 2031	$5,191,000	$6,629,478

Supranational – 0.2%
Eurasian Development Bank, 7.375%, 2014 (n)	$5,307,000	$5,625,420

Telecommunications - Wireless – 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (z)	$7,264,000	$7,531,359

Tobacco – 1.6%
Altria Group, Inc., 9.7%, 2018	$5,200,000	$6,512,516
Altria Group, Inc., 9.25%, 2019	2,660,000	3,275,162
Altria Group, Inc., 9.95%, 2038	4,610,000	6,097,564
Lorillard Tobacco Co., 8.125%, 2019	8,900,000	9,765,828
Reynolds American, Inc., 7.25%, 2012	125,000	136,745
Reynolds American, Inc., 6.75%, 2017	10,032,000	10,696,128

		$36,483,943

Transportation - Services – 0.5%
Erac USA Finance Co., 7%, 2037 (n)	$11,330,000	$11,910,119

U.S. Government Agencies and Equivalents – 5.1%
Bank of America Corp., FRN, 0.631%, 2012	$11,928,000	$12,047,876
Citigroup, Inc., FRN, 0.579%, 2012	18,754,000	18,913,353
General Electric Capital Corp., FRN, 0.199%, 2012	14,253,000	14,253,428
Goldman Sachs Group, Inc., FRN, 0.454%, 2012	5,116,000	5,135,712
JPMorgan Chase & Co., FRN, 0.501%, 2012	18,754,000	18,917,441
PNC Funding Corp., FRN, 0.451%, 2012	15,003,000	15,084,781
Small Business Administration, 5.94%, 2016	485,444	522,629
Small Business Administration, 5.37%, 2016	524,824	560,009
Small Business Administration, 6.35%, 2021	24,698	26,784
Small Business Administration, 6.34%, 2021	37,872	41,080
Small Business Administration, 6.44%, 2021	36,583	39,772
Small Business Administration, 5.34%, 2021	210,173	223,715
Small Business Administration, 6.07%, 2022	149,567	161,860
Small Business Administration, 4.35%, 2023	1,127,335	1,175,887

8

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.98%, 2023	$1,721,715	$1,806,156
Small Business Administration, 4.89%, 2023	1,540,379	1,641,613
Small Business Administration, 4.93%, 2024	1,973,614	2,085,139
Small Business Administration, 4.34%, 2024	1,870,514	1,943,782
Small Business Administration, 5.18%, 2024	1,708,472	1,812,161
Small Business Administration, 5.52%, 2024	2,259,471	2,409,686
Small Business Administration, 5.19%, 2024	2,276,770	2,426,327
Small Business Administration, 4.86%, 2024	1,543,094	1,630,061
Small Business Administration, 4.57%, 2025	2,467,083	2,580,938
Small Business Administration, 4.76%, 2025	7,748,180	8,169,203
Small Business Administration, 5.39%, 2025	804,148	863,722
Small Business Administration, 5.35%, 2026	4,673,821	5,031,833

		$119,504,948

U.S. Treasury Obligations – 15.6%
U.S. Treasury Bonds, 2.375%, 2010	$158,740,000	$160,718,059
U.S. Treasury Bonds, 6.25%, 2023	4,506,000	5,505,769
U.S. Treasury Bonds, 6%, 2026	840,000	1,008,525
U.S. Treasury Bonds, 5.25%, 2029	44,000	48,909
U.S. Treasury Bonds, 4.5%, 2036	2,640,000	2,660,212
U.S. Treasury Bonds, 5%, 2037	32,828,000	35,674,811
U.S. Treasury Notes, 5.125%, 2011	67,754,000	72,168,580
U.S. Treasury Notes, 3.125%, 2013	56,625,000	59,456,250
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,195,982
U.S. Treasury Notes, TIPS, 2%, 2014	5,102,259	5,449,055
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,383,731	5,658,387
U.S. Treasury Notes, TIPS, 2%, 2016	9,537,063	10,207,632

		$365,752,171

Utilities - Electric Power – 2.4%
AES Corp., 8%, 2017	$4,815,000	$4,851,113
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	8,662,000	9,614,733
Beaver Valley Funding Corp., 9%, 2017	180,000	197,309
Bruce Mansfield Unit, 6.85%, 2034	9,461,431	9,219,208
CenterPoint Energy, Inc., 5.95%, 2017	3,300,000	3,432,007
Duke Energy Corp., 5.65%, 2013	7,610,000	8,322,684
EDP Finance B.V., 6%, 2018 (n)	7,540,000	8,078,703
MidAmerican Energy Holdings Co., 5.875%, 2012	1,182,000	1,305,274
NiSource Finance Corp., 7.875%, 2010	6,503,000	6,820,359
NRG Energy, Inc., 7.375%, 2016	3,155,000	3,139,225
System Energy Resources, Inc., 5.129%, 2014 (z)	414,695	413,103

		$55,393,718

Total Bonds		$2,253,676,598

Floating Rate Loans (r) – 0.2%
Automotive – 0.2%
Ford Motor Co., Term Loan B, 2013 (o)	$5,832,514	$5,448,192

Money Market Funds (v) – 4.7%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	108,389,859	$108,389,859

Total Investments		$2,367,514,649

Other Assets, Less Liabilities – (1.3)%		(29,695,288)

Net Assets – 100.0%		$2,337,819,361

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $320,545,155, representing 13.71% of net assets.

9

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.1%, 2045	12/07/06	$4,242,424	$342,293
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045	9/21/04	2,218,061	194,205
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045	3/11/05 - 12/30/08	1,093,679	45,705
Anthracite CDO III Ltd., 6.077%, 2039	10/25/06	4,998,330	500,000
Anthracite Ltd., CDO, FRN, “A”, 0.591%, 2019	1/15/10 - 1/28/10	6,906,563	6,858,228
BFF International Ltd., 7.25%, 2020	1/21/10	548,176	546,779
Bayview Commercial Asset Trust, FRN, 0.541%, 2035	6/09/05	816,354	512,650
Bayview Commercial Asset Trust, FRN, 2.15%, 2035	10/06/05	2,188,503	1,475,554
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	1,849,132	1,151,921
Bayview Commercial Asset Trust, FRN, 0.501%, 2036	2/23/06	639,990	410,741
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06 - 5/29/09	1,647,839	1,261,076
Bayview Commercial Asset Trust, FRN, 2.391%, 2036	9/11/06	4,823,092	2,668,453
Bayview Commercial Asset Trust, FRN, 2.331%, 2036	10/25/06	2,339,304	1,394,619
Bayview Commercial Asset Trust, FRN, 2.757%, 2037	1/26/07 - 5/29/09	4,589,423	2,992,622
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013	3/29/06	1,394,003	699,431
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.831%, 2040	3/01/06	4,003,773	1,702,404
Brascan Real Estate, CDO, FRN, 1.849%, 2040	9/14/04	418,000	16,720
Capital Trust Realty Ltd., CDO, 5.16%, 2035	4/07/06	4,497,688	4,287,200
Commercial Mortgage Asset Trust, FRN, 0.847%, 2032	8/25/03	96,215	87,518
Cox Communications, Inc., 9.375%, 2019	1/07/10 - 1/15/10	13,147,926	13,242,516
Crest G-Star, CDO, 6.95%, 2032	9/13/05	6,947,117	3,589,300
Crest Ltd., “A1”, 0.731%, 2018	1/21/10	4,416,545	4,414,105
Crest Ltd., “B”, 1.599%, 2035	1/12/10	4,650,726	4,635,550
Crown Castle Towers LLC, 6.113%, 2020	1/08/10	7,264,000	7,531,359
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	3,811,400	3,811,593
Falcon Franchise Loan LLC, FRN, 3.038%, 2023	1/18/02	18,179	15,253
Falcon Franchise Loan LLC, FRN, 3.67%, 2025	1/29/03	723,458	478,832
Ford Credit Auto Lease Trust, 1.04%, 2013	1/29/10	15,643,805	15,643,805
Gramercy Real Estate Ltd., CDO, FRN, 0.569%, 2035	6/21/05 - 1/18/07	1,260,025	756,000
HCA, Inc., 7.875%, 2020	7/29/09 - 7/30/09	6,335,373	6,606,825
Lloyds TSB Bank PLC, 5.8%, 2020	1/05/10	5,197,910	5,152,138
Macquarie Group Ltd., 6%, 2020	1/07/10 - 1/08/10	6,952,212	6,860,508
Morgan Stanley Capital I, Inc., FRN, 1.573%, 2031	6/10/03	90,142	41,084
NIBC Bank N.V., 2.8%, 2014	11/24/09	4,929,568	4,924,395
Petroleos Mexicanos, 6%, 2020	1/28/10	5,329,613	5,329,613
Preferred Term Securities XIX Ltd., CDO, FRN, 0.604%, 2035	9/08/05 - 5/29/09	7,719,682	3,972,257
Prudential Securities Secured Financing Corp., FRN, 6.9%, 2013	12/06/04 - 5/29/09	1,995,643	2,011,793
Republic of Indonesia, 5.875%, 2020	1/12/10	3,175,430	3,250,083
Salomon Brothers Mortgage Securities, Inc., FRN, 6.841%, 2032	1/07/05	3,695,347	3,430,974
System Energy Resources, Inc., 5.129%, 2014	4/16/04	414,695	413,103
TNK-BP Finance S.A., 6.25%, 2015	1/27/10	1,423,895	1,429,218
TNK-BP Finance S.A., 7.25%, 2020	1/27/10 - 1/28/10	6,808,614	6,812,134
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065	1/05/10	2,176,546	2,164,500

Total Restricted Securities			$133,665,057
% of Net Assets			5.7%

10

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

MFS Research Bond Fund

Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$485,257,119	$—	$485,257,119
Non-U.S. Sovereign Debt	—	112,969,266	—	112,969,266
Municipal Bonds	—	47,613,248	—	47,613,248
Corporate Bonds	—	818,006,731	—	818,006,731
Residential Mortgage-Backed Securities	—	395,550,998	—	395,550,998
Commercial Mortgage-Backed Securities	—	149,598,764	—	149,598,764
Asset-Backed Securities (including CDOs)	—	64,023,515	—	64,023,515
Foreign Bonds	—	180,656,957	—	180,656,957
Floating Rate Loans	—	5,448,192	—	5,448,192
Mutual Funds	108,389,859	—	—	108,389,859

Total Investments	$108,389,859	$2,259,124,790	$—	$2,367,514,649

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

12

MFS Research Bond Fund

Supplemental Information (Unaudited) 1/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,342,988,745

Gross unrealized appreciation	$103,048,608
Gross unrealized depreciation	(78,522,704)

Net unrealized appreciation (depreciation)	$24,525,904

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	49,563,654	986,295,410	(927,469,205)	108,389,859

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$74,663	$108,389,859

13

MFS® Research Bond Fund J

1/31/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10

Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Airlines – 0.6%
Continental Airlines, Inc., 7.25%, 2019	$130,000	$132,600
Delta Air Lines, Inc., 7.75%, 2019	328,000	345,220

		$477,820

Asset Backed & Securitized – 11.8%
Anthracite Ltd., “A” CDO FRN, 0.591%, 2019 (z)	$270,458	$186,616
ARCap REIT, Inc., CDO, “H”, 6.08%, 2045 (z)	138,945	5,210
Banc of America Commercial Mortgage, Inc., 5.62%, 2051	134,000	133,819
Bayview Commercial Asset Trust, FRN, 0.775%, 2035 (i)(z)	4,081,942	215,935
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	2,647,103	147,708
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	2,045,604	119,463
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013 (i)(z)	1,807,478	91,278
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	106,460	104,025
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	307,000	269,466
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	526,957	474,160
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.224%, 2044	580,000	596,366
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	900,000	812,157
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	149,077	139,471
Crest G-Star, CDO, 6.95%, 2032 (z)	974,000	535,700
Crest Ltd., “A1” CDO, 0.731%, 2018 (z)	228,410	167,882
CWCapital LLC, 5.223%, 2048	700,000	627,860
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	345,469	364,913
E*TRADE RV & Marine Trust, 3.62%, 2018	46,056	46,353
Falcon Franchise Loan LLC, FRN, 3.038%, 2023 (i)(z)	81,655	3,861
Falcon Franchise Loan LLC, FRN, 3.67%, 2025 (i)(z)	1,564,803	109,380
First Union National Bank Commercial Mortgage Trust, FRN, 0.897%, 2043 (i)(n)	4,928,861	34,448
First Union-Lehman Brothers Bank of America, FRN, 0.451%, 2035 (i)	1,849,832	35,612
Ford Credit Auto Lease Trust, 1.04%, 2013 (z)	587,000	586,955
Household Credit Card Master Note Trust, 0.783%, 2013	452,000	451,223
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	247,640	220,301
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.35%, 2042 (n)	540,000	174,935
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	320,000	300,365
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	470,000	463,822
KKR Financial CLO Ltd., “C”, CDO, FRN, 1.722%, 2021 (n)(p)	817,580	527,339
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.328%, 2035 (i)	630,517	34,343
Merrill Lynch Mortgage Trust, FRN, 5.656%, 2039	28,000	28,399
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	350,000	97,863
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	688,000	622,068
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	320,000	276,093
Morgan Stanley Capital I, Inc., FRN, 1.573%, 2031 (i)(z)	477,246	8,633
Mortgage Capital Funding, Inc., FRN, 1.975%, 2031 (i)	50,818	19
Nationslink Funding Corp., FRN, 1.326%, 2030 (i)	255,621	8,521
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	80,881	80,185
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	72,575	71,352
Preferred Term Securities XIX Ltd., CDO, FRN, 0.604%, 2035 (z)	1,374,483	700,987
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	185,000	149,360
Residential Funding Mortgage Securities, Inc., 5.32%, 2025	845,000	235,201
Structured Asset Securities Corp., FRN, 0.471%, 2035	32,578	27,525

		$10,287,172

Broadcasting – 0.5%
Inmarsat Finance PLC, 7.375%, 2017 (n)	$235,000	$241,169
News America, Inc., 8.5%, 2025	30,000	36,334
News America, Inc., 6.9%, 2039 (n)	148,000	163,796

		$441,299

Brokerage & Asset Managers – 0.5%
INVESCO PLC, 5.625%, 2012	$179,000	$186,640

1

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
TD AMERITRADE Holding Corp., 5.6%, 2019	$233,000	$235,510

		$422,150

Building – 0.6%
CEMEX Finance LLC, 9.5%, 2016 (n)	$210,000	$213,675
CRH PLC, 8.125%, 2018	276,000	326,273

		$539,948

Cable TV – 1.9%
Charter Communications Holding Co., LLC, 10.875%, 2014 (n)	$190,000	$212,800
Cox Communications, Inc., 9.375%, 2019 (z)	398,000	517,022
DIRECTV Holdings LLC, 7.625%, 2016	376,000	411,720
TCI Communications, Inc., 9.8%, 2012	181,000	206,149
Time Warner Entertainment Co. LP, 8.375%, 2033	243,000	295,151

		$1,642,842

Chemicals – 0.6%
Ashland, Inc., 9.125%, 2017 (n)	$240,000	$261,600
Dow Chemical Co., 8.55%, 2019	150,000	179,388
Dow Chemical Co., 9.4%, 2039	55,000	72,528

		$513,516

Conglomerates – 0.1%
American Standard Cos., Inc., 7.625%, 2010	$100,000	$100,177

Consumer Services – 0.8%
Corrections Corp. of America, 7.75%, 2017	$135,000	$138,712
Western Union Co., 5.4%, 2011	500,000	535,835

		$674,547

Containers – 0.7%
Greif, Inc., 7.75%, 2019	$300,000	$309,750
Owens-Illinois, Inc., 7.375%, 2016	300,000	312,000

		$621,750

Defense Electronics – 1.6%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$402,000	$407,660
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	372,000	396,735
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	105,000	115,567
L-3 Communications Corp., 5.875%, 2015	433,000	438,413

		$1,358,375

Electronics – 0.4%
Tyco Electronics Group S.A., 6.55%, 2017	$180,000	$195,664
Tyco Electronics Group S.A., 7.125%, 2037	130,000	142,528

		$338,192

Emerging Market Quasi-Sovereign – 2.0%
Export-Import Bank of Korea, 5.875%, 2015	$149,000	$159,985
Gaz Capital S.A., 8.125%, 2014 (n)	180,000	195,525
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	214,000	263,755
Majapahit Holding B.V., 7.75%, 2020 (n)	166,000	171,810
Petroleos Mexicanos, 6%, 2020 (z)	204,000	201,528
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	260,000	293,150
Qtel International Finance Ltd., 7.875%, 2019 (n)	138,000	156,946
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	251,000	274,853

		$1,717,552

Emerging Market Sovereign – 1.1%
Republic of Croatia, 6.75%, 2019 (n)	$294,000	$311,428
Republic of Indonesia, 5.875%, 2020 (z)	102,000	103,402
Republic of Uruguay, 8%, 2022	175,000	200,113

2

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Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
State of Qatar, 4%, 2015 (n)	$150,000	$150,188
State of Qatar, 5.25%, 2020 (n)	171,000	171,641

		$936,772

Energy - Independent – 0.8%
Anadarko Petroleum Corp., 6.95%, 2019	$190,000	$216,815
Apache Corp., 7.375%, 2047	10,000	12,600
Pioneer Natural Resources Co., 6.65%, 2017	205,000	201,471
Questar Market Resources, Inc., 6.8%, 2020	262,000	290,853

		$721,739

Energy - Integrated – 1.1%
Hess Corp., 8.125%, 2019	$200,000	$244,002
Petro-Canada, 6.05%, 2018	327,000	356,295
TNK-BP Finance S.A., 6.25%, 2015 (z)	101,000	100,523
TNK-BP Finance S.A., 7.25%, 2020 (z)	301,000	298,291

		$999,111

Financial Institutions – 1.0%
General Electric Capital Corp., 5.5%, 2020	$340,000	$336,717
GMAC, Inc., 6.875%, 2011	350,000	350,000
International Lease Finance Corp., 6.375%, 2013	221,000	185,870
International Lease Finance Corp., 5.875%, 2013	40,000	33,666

		$906,253

Food & Beverages – 1.7%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$331,000	$392,604
Del Monte Foods Co., 7.5%, 2019 (n)	20,000	20,550
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	358,000	406,987
Miller Brewing Co., 5.5%, 2013 (n)	641,000	690,916

		$1,511,057

Forest & Paper Products – 0.3%
Georgia-Pacific Corp., 7.125%, 2017 (n)	$250,000	$256,250

Gaming & Lodging – 0.5%
Wyndham Worldwide Corp., 6%, 2016	$410,000	$396,983

Insurance – 1.6%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$323,000	$254,153

Metropolitan Life Global Funding, 5.125%, 2013 (n)	300,000	323,185
Metropolitan Life Global Funding, 5.125%, 2014 (n)	110,000	117,848
Prudential Financial, Inc., 6%, 2017	45,000	47,768
UnumProvident Corp., 6.85%, 2015 (n)	608,000	649,423

		$1,392,377

Insurance - Health – 0.8%
Humana, Inc., 7.2%, 2018	$270,000	$293,633
Unitedhealth Group, Inc., 4.875%, 2013	389,000	415,311

		$708,944

Insurance - Property & Casualty – 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014	$500,000	$525,531
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	126,000	112,140

		$637,671

International Market Quasi-Sovereign – 1.6%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$280,000	$283,968
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	160,000	159,606
NIBC Bank N.V., 2.8%, 2014 (z)	210,000	209,337
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	400,000	409,288

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Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	$302,000	$313,365

		$1,375,564

Local Authorities – 0.2%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$145,000	$166,388

Major Banks – 7.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$120,000	$85,200
Bank of America Corp., 5.65%, 2018	860,000	868,082
Bank of America Corp., 8% to 2018, FRN to 2049	136,000	129,125
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	400,000	386,000
Credit Suisse (USA), Inc., 6%, 2018	360,000	380,080
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	162,000	165,645
Goldman Sachs Group, Inc., 5.625%, 2017	205,000	210,252
Goldman Sachs Group, Inc., 7.5%, 2019	140,000	162,271
JPMorgan Chase & Co., 6%, 2017	250,000	268,269
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	265,478
Macquarie Group Ltd., 6%, 2020 (z)	268,000	264,854
Merrill Lynch & Co., Inc., 6.15%, 2013	440,000	476,036
Merrill Lynch & Co., Inc., 6.05%, 2016	280,000	285,661
Morgan Stanley, 6.625%, 2018	488,000	533,605
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	189,000	182,937
PNC Funding Corp., 5.625%, 2017	290,000	303,111
Santander UK PLC, 3.875%, 2014 (n)	240,000	243,300
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	258,000	255,420
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	270,000	279,958
Wachovia Corp., 6.605%, 2025	187,000	182,974
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	170,000	171,700

		$6,099,958

Medical & Health Technology & Services – 1.5%
Fisher Scientific International, Inc., 6.125%, 2015	$675,000	$706,219
Hospira, Inc., 5.55%, 2012	300,000	322,140
Hospira, Inc., 6.05%, 2017	290,000	313,864

		$1,342,223

Metals & Mining – 2.2%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015	$500,000	$541,250
Gerdau Holdings, Inc., 7%, 2020 (n)	369,000	370,845
International Steel Group, Inc., 6.5%, 2014	497,000	542,355
Peabody Energy Corp., 5.875%, 2016	240,000	235,200
Vale Overseas Ltd., 6.875%, 2039	200,000	204,226

		$1,893,876

Mortgage Backed – 17.1%
Fannie Mae, 4.55%, 2011	$330,184	$340,474
Fannie Mae, 5.12%, 2012	273,790	291,723
Fannie Mae, 4.61%, 2014	250,022	266,204
Fannie Mae, 4.62%, 2014	173,474	187,030
Fannie Mae, 4.753%, 2014	175,304	186,581
Fannie Mae, 4.86%, 2014	173,229	185,621
Fannie Mae, 4.56%, 2015	222,542	235,628
Fannie Mae, 4.665%, 2015	149,684	159,021
Fannie Mae, 4.69%, 2015	125,117	133,119
Fannie Mae, 4.7%, 2015	172,754	183,768
Fannie Mae, 4.74%, 2015	191,648	204,086
Fannie Mae, 4.78%, 2015	211,816	225,773
Fannie Mae, 4.815%, 2015	271,000	289,276
Fannie Mae, 4.87%, 2015	169,947	181,650

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Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 4.89%, 2015	121,064	$129,720
Fannie Mae, 4.921%, 2015	427,904	459,411
Fannie Mae, 5.1%, 2015	100,000	108,566
Fannie Mae, 5.466%, 2015	300,205	329,420
Fannie Mae, 5%, 2016 - 2027	254,295	263,723
Fannie Mae, 5.157%, 2016	151,560	165,159
Fannie Mae, 5.5%, 2018 - 2038	2,846,821	3,029,435
Fannie Mae, 4.88%, 2020	151,855	161,315
Fannie Mae, 6%, 2029 - 2037	743,462	794,868
Fannie Mae, 6.5%, 2033	47,474	51,767
Freddie Mac, 5%, 2018 - 2028	633,354	659,352
Freddie Mac, 5.5%, 2022 - 2039	2,719,199	2,873,825
Freddie Mac, 4%, 2024	10,579	10,627
Freddie Mac, 4.5%, 2028	85,000	89,721
Freddie Mac, 6%, 2034 - 2038	932,546	1,002,980
Ginnie Mae, 6%, 2036 - 2038	654,725	701,111
Ginnie Mae, 5.5%, 2038	960,473	1,018,492

		$14,919,446

Municipals – 2.5%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$680,000	$762,246
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	415,000	460,945
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	755,000	915,226

		$2,138,417

Natural Gas - Distribution – 0.3%
EQT Corp., 8.125%, 2019	$229,000	$275,932

Natural Gas - Pipeline – 0.8%
Enterprise Products Operating LP, 5.65%, 2013	$181,000	$195,325
Enterprise Products Partners LP, 6.3%, 2017	40,000	44,072
Spectra Energy Capital LLC, 8%, 2019	393,000	473,699

		$713,096

Network & Telecom – 1.3%
CenturyTel, Inc., 7.6%, 2039	$180,000	$188,565
Telecom Italia Capital, 7.175%, 2019	311,000	349,243
Telemar Norte Leste S.A., 9.5%, 2019 (n)	190,000	226,100
Windstream Corp., 8.625%, 2016	330,000	338,663

		$1,102,571

Oil Services – 0.4%
Smith International, Inc., 9.75%, 2019	$270,000	$353,429

Other Banks & Diversified Financials – 3.0%
Capital One Financial Corp., 6.15%, 2016	$310,000	$317,951
Citigroup, Inc., 6.125%, 2018	510,000	512,237
Citigroup, Inc., 8.5%, 2019	250,000	291,483
Citigroup, Inc., 8.125%, 2039	170,000	192,775
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	236,000	283,524
Lloyds TSB Bank PLC, 5.8%, 2020 (z)	200,000	197,779
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	465,000	429,002
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	350,000	290,063
Woori America Bank, 7%, 2015 (n)	113,000	124,414

		$2,639,228

Pollution Control – 1.0%
Allied Waste North America, Inc., 6.875%, 2017	$500,000	$540,000

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PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – continued
Republic Services, Inc., 5.25%, 2021 (n)	$300,000	$303,156

		$843,156

Precious Metals & Minerals – 0.3%
Teck Resources Ltd., 10.25%, 2016	$55,000	$62,838
Teck Resources Ltd., 6.125%, 2035	264,000	236,280

		$299,118

Printing & Publishing – 0.2%
Pearson PLC, 5.5%, 2013 (n)	$140,000	$149,572

Real Estate – 2.4%
HRPT Properties Trust, REIT, 6.25%, 2016	$416,000	$416,774
Kimco Realty Corp., REIT, 6%, 2012	150,000	160,127
Kimco Realty Corp., REIT, 5.783%, 2016	248,000	254,015
Liberty Property LP, REIT, 5.5%, 2016	430,000	419,647
ProLogis, REIT, 5.75%, 2016	83,000	82,068
Simon Property Group, Inc., REIT, 4.6%, 2010	157,000	158,979
Simon Property Group, Inc., REIT, 6.1%, 2016	312,000	335,347
WEA Finance LLC, REIT, 6.75%, 2019 (n)	260,000	282,746

		$2,109,703

Restaurants – 0.5%
YUM! Brands, Inc., 8.875%, 2011	$417,000	$450,167

Retailers – 0.6%
J.C. Penney Corp., Inc., 8%, 2010	$70,000	$70,175
Wesfarmers Ltd., 6.998%, 2013 (n)	420,000	465,654

		$535,829

Specialty Stores – 0.3%
Best Buy Co., Inc., 6.75%, 2013	$270,000	$302,068

Supermarkets – 0.4%
Delhaize America, Inc., 9%, 2031	$284,000	$362,699

Supranational – 0.3%
Eurasian Development Bank, 7.375%, 2014 (n)	$241,000	$255,460

Telecommunications - Wireless – 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (z)	$278,000	$288,232

Tobacco – 1.9%
Altria Group, Inc., 9.7%, 2018	$150,000	$187,861
Altria Group, Inc., 9.25%, 2019	210,000	258,565
Altria Group, Inc., 9.95%, 2038	250,000	330,670
Lorillard Tobacco Co., 8.125%, 2019	448,000	491,583
Reynolds American, Inc., 6.75%, 2017	350,000	373,170

		$1,641,849

Transportation - Services – 0.5%
Erac USA Finance Co., 7%, 2037 (n)	$400,000	$420,481

U.S. Government Agencies and Equivalents – 4.9%
Bank of America Corp., FRN, 0.631%, 2012 (m)	$474,000	$478,764
Citigroup, Inc., FRN, 0.579%, 2012 (m)	746,000	752,339
General Electric Capital Corp., FRN, 0.225%, 2012 (m)	567,000	567,017
Goldman Sachs Group, Inc., FRN, 0.454%, 2012 (m)	204,000	204,786
JPMorgan Chase & Co., FRN, 0.501%, 2012 (m)	746,000	752,501
PNC Funding Corp., FRN, 0.451%, 2012 (m)	597,000	600,254
Small Business Administration, 6.35%, 2021	6,175	6,696
Small Business Administration, 6.34%, 2021	9,468	10,270
Small Business Administration, 6.44%, 2021	9,146	9,943

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PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.34%, 2021	$53,422	$56,864
Small Business Administration, 6.07%, 2022	37,860	40,972
Small Business Administration, 4.35%, 2023	285,759	298,066
Small Business Administration, 4.76%, 2025	471,913	497,556

		$4,276,028

U.S. Treasury Obligations – 13.7%
U.S. Treasury Bonds, 2.375%, 2010 (f)	$7,209,000	$7,298,831
U.S. Treasury Bonds, 8.125%, 2019	5,000	6,832
U.S. Treasury Bonds, 5.375%, 2031	29,000	32,824
U.S. Treasury Bonds, 4.5%, 2036	74,000	74,567
U.S. Treasury Bonds, 5%, 2037	750,000	815,039
U.S. Treasury Notes, 3.125%, 2013	909,000	954,450
U.S. Treasury Notes, 4.75%, 2014	74,000	82,458
U.S. Treasury Notes, 3.75%, 2018	1,522,000	1,553,391
U.S. Treasury Notes, TIPS, 2%, 2014	264,596	282,581
U.S. Treasury Notes, TIPS, 1.625%, 2015	262,842	276,251
U.S. Treasury Notes, TIPS, 2%, 2016	512,277	548,296

		$11,925,520

Utilities - Electric Power – 2.3%
AES Corp., 8%, 2017	$230,000	$231,725
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	439,000	487,286
Bruce Mansfield Unit, 6.85%, 2034	525,635	512,178
CenterPoint Energy, Inc., 5.95%, 2017	250,000	260,000
EDP Finance B.V., 6%, 2018 (n)	170,000	182,146
MidAmerican Energy Holdings Co., 5.875%, 2012	150,000	165,644
NRG Energy, Inc., 7.375%, 2016	135,000	134,325

		$1,973,304

Total Bonds		$86,455,811

Floating Rate Loans (g)(r) – 0.2%
Automotive – 0.2%
Ford Motor Co., Term Loan B, 2013	$219,632	$205,160

Money Market Funds (v) – 1.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	1,584,164	$1,584,164

Total Investments		$88,245,135

Other Assets, Less Liabilities – (1.2)%		(1,075,585)

Net Assets – 100.0%		$87,169,550

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,619,266, representing 15.6% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

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(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.08%, 2045	3/11/05 - 3/28/05	$126,392	$5,210
Anthracite Ltd., “A” CDO FRN, 0.591%, 2019	1/15/10	186,832	186,616
Bayview Commercial Asset Trust, FRN, 0.775%, 2035	10/06/05	320,267	215,935
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	237,173	147,708
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06	155,924	119,463
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013	3/29/06	169,824	91,278
Cox Communications, Inc., 9.375%, 2019	1/07/10 - 1/15/10	513,326	517,022
Crest G-Star, CDO, 6.95%, 2032	9/13/05	1,036,851	535,700
Crest Ltd., “A1” CDO, 0.731%, 2018	1/21/10	167,974	167,882
Crown Castle Towers LLC, 6.113%, 2020	1/08/10	278,000	288,232
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	159,598	159,606
Falcon Franchise Loan LLC, FRN, 3.038%, 2023	12/19/03	6,900	3,861
Falcon Franchise Loan LLC, FRN, 3.67%, 2025	12/19/03	187,938	109,380
Ford Credit Auto Lease Trust, 1.04%, 2013	1/29/10	586,955	586,955
Lloyds TSB Bank PLC, 5.8%, 2020	1/05/10	199,536	197,779
Macquarie Group Ltd., 6%, 2020	1/08/10	268,401	264,854
Morgan Stanley Capital I, Inc., FRN, 1.573%, 2031	12/19/03	18,884	8,633
NIBC Bank N.V., 2.8%, 2014	11/24/09	209,557	209,337
Petroleos Mexicanos, 6%, 2020	1/28/10	201,528	201,528
Preferred Term Securities XIX Ltd., CDO, FRN, 0.604%, 2035	9/08/05	1,374,483	700,987
Republic of Indonesia, 5.875%, 2020	1/12/10	101,027	103,402
TNK-BP Finance S.A., 6.25%, 2015	1/27/10	100,149	100,523
TNK-BP Finance S.A., 7.25%, 2020	1/28/10	297,859	298,291

Total Restricted Securities			$5,220,182
% of Net Assets			6.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Supplemental Information (Unaudited) 1/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2010 in valuing the fund’s assets or liabilities carried at market value:

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Investment Valuations - continued

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$16,201,548	$—	$16,201,548
Non-U.S. Sovereign Debt	—	4,285,348	—	4,285,348
Municipal Bonds	—	2,138,417	—	2,138,417
Corporate Bonds	—	31,250,571	—	31,250,571
Residential Mortgage-Backed Securities	—	15,996,030	—	15,996,030
Commercial Mortgage-Backed Securities	—	6,002,324	—	6,002,324
Asset-Backed Securities (including CDOs)	—	3,208,265	—	3,208,265
Foreign Bonds	—	7,373,308	—	7,373,308
Floating Rate Loans	—	205,160	—	205,160
Mutual Funds	1,584,164	—	—	1,584,164

Total Investments	$1,584,164	$86,660,971	$—	$88,245,135

Other Financial Instruments
Futures	$1,638	$—	$—	$1,638

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management is evaluating the application of the Update to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$88,375,966

Gross unrealized appreciation	$3,834,718
Gross unrealized depreciation	(3,965,549)

Net unrealized appreciation (depreciation)	$(130,831)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 1/31/10

Futures Contracts Outstanding at 1/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	10	$1,181,563	Mar-10	$1,638

At January 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

10

MFS Researched Bond Fund J

Supplemental Information (Unaudited) 1/31/10 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,627,952	72,121,602	(75,165,390)	1,584,164

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$4,589	$1,584,164

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 22, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 22, 2010

*	Print name and title of each signing officer under his or her signature.